UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Michael G.

Clarke
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

August
Date of reporting period:
August 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Balanced Fund
Class A / CBLAX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 96	0.91%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the financials, consumer discretionary, and industrials sectors boosted the Fund’s equity results most during the annual period. Larger allocations to the communication services sector, smaller allocations to the consumer staples sector, and smaller allocations to the real estate sector buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities (RMBS) contributing the most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of collateralized loan obligations, fixed auto, and other fixed ABS. Exposure to high yield was additive as lower quality outperformed. Duration and yield-curve positioning also contributed to relative fixed-income performance.
Stock selection
| Positions in Tapestry, the parent company of fashion brands Coach New York, Kate Spade, and Stuart Weitzman; eBay, an ecommerce company operating an online auction platform; and videogame producer Take-Two Interactive, were among the top contributors to the Fund’s equity performance. Security selection also contributed to fixed-income performance with Agency CMOs, investment-grade corporates, specifically industrials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations

I

Selections in the information technology, consumer staples and health care sectors hurt the Fund’s equity results during the annual period. A larger weighting to the health care sector and smaller
weightings to the consumer discretionary sector detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, an underweight exposure to the sector compared to the benchmark detracted from relative performance.
Stock selection
| Fund positions in Elevance Health, a for-profit health insurance provider; Newmont, a gold mining company; and chipmaker ON Semiconductor, were among the top detractors to the Fund’s equity performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	10.61	9.02	9.28
Class A (including sales charges)	4.25	7.74	8.64
Blended Benchmark - 60% S&P 500 ® Index, 40% Bloomberg U.S. Aggregate Bond Index	10.79	8.55	9.57
S&P 500 ® Index	15.88	14.74	14.60
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80
The Fund's past performance is not a good predictor of the Fund's future performance.

Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares
. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 10,087,661,561
Total number of portfolio holdings	1,007
Management services fees (represents 0.56% of Fund average net assets)	$ 54,423,598
Portfolio turnover for the reporting period	160%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	47%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	5.2%
Microsoft Corp.	5.0%
Apple, Inc.	3.6%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., Class A	2.1%
iShares Core MSCI EAFE ETF	1.8%
Alphabet, Inc., Class A	1.6%
JPMorgan Chase & Co.	1.4%
Alphabet, Inc., Class C	1.5%
Broadcom, Inc.	1.4%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Balanced Fund | Class A

|

ASR120_01_(10/25)

Columbia Balanced Fund
Class C / CBLCX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 174	1.66%
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the financials, consumer discretionary, and industrials sectors boosted the Fund’s equity results most during the annual period. Larger allocations to the communication services sector, smaller allocations to the consumer staples sector, and smaller allocations to the real estate sector buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities (RMBS) contributing the most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of collateralized loan obligations, fixed auto, and other fixed ABS. Exposure to high yield was additive as lower quality outperformed. Duration and yield-curve positioning also contributed to relative fixed-income performance.
Stock selection
| Positions in Tapestry, the parent company of fashion brands Coach New York, Kate Spade, and Stuart Weitzman; eBay, an ecommerce company operating an online auction platform; and videogame producer Take-Two Interactive, were among the top contributors to the Fund’s equity performance. Security selection also contributed to fixed-income performance with Agency CMOs, investment-grade corporates, specifically industrials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations

I

Selections in the information technology, consumer staples and health care sectors hurt the Fund’s equity results during the annual period. A larger weighting to the health care sector and smaller weightings to the consumer discretionary sector detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, an underweight exposure to the sector compared to the benchmark detracted from relative performance.
Stock selection
| Fund positions in Elevance Health, a for-profit health insurance provider; Newmont, a gold mining company; and chipmaker ON Semiconductor, were among the top detractors to the Fund’s equity performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	9.79	8.21	8.47
Class C (including sales charges)	8.79	8.21	8.47
Blended Benchmark - 60% S&P 500 ® Index, 40% Bloomberg U.S. Aggregate Bond Index	10.79	8.55	9.57
S&P 500 ® Index	15.88	14.74	14.60
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 10,087,661,561
Total number of portfolio holdings	1,007
Management services fees (represents 0.56% of Fund average net assets)	$ 54,423,598
Portfolio turnover for the reporting period	160%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	47%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	5.2%
Microsoft Corp.	5.0%
Apple, Inc.	3.6%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., Class A	2.1%
iShares Core MSCI EAFE ETF	1.8%
Alphabet, Inc., Class A	1.6%
JPMorgan Chase & Co.	1.4%
Alphabet, Inc., Class C	1.5%
Broadcom, Inc.	1.4%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Balanced Fund | Class C

|

ASR120_04_(10/25)

Columbia Balanced Fund
Institutional Class / CBALX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 69	0.66%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the financials, consumer discretionary, and industrials sectors boosted the Fund’s equity results most during the annual period. Larger allocations to the communication services sector, smaller allocations to the consumer staples sector, and smaller allocations to the real estate sector buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities (RMBS) contributing the most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of collateralized loan obligations, fixed auto, and other fixed ABS. Exposure to high yield was additive as lower quality outperformed. Duration and yield-curve positioning also contributed to relative fixed-income performance.
Stock selection
| Positions in Tapestry, the parent company of fashion brands Coach New York, Kate Spade, and Stuart Weitzman; eBay, an ecommerce company operating an online auction platform; and videogame producer Take-Two Interactive, were among the top contributors to the Fund’s equity performance. Security selection also contributed to fixed-income performance with Agency CMOs, investment-grade corporates, specifically industrials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations

I

Selections in the information technology, consumer staples and health care sectors hurt the Fund’s equity results during the annual period. A larger weighting to the health care sector and smaller weightings to the consumer discretionary sector detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, an underweight exposure to the sector compared to the benchmark detracted from relative performance.
Stock selection
| Fund positions in Elevance Health, a for-profit health insurance provider; Newmont, a gold mining company; and chipmaker ON Semiconductor, were among the top detractors to the Fund’s equity performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	10.87	9.29	9.56
Blended Benchmark - 60% S&P 500 ® Index, 40% Bloomberg U.S. Aggregate Bond Index	10.79	8.55	9.57
S&P 500 ® Index	15.88	14.74	14.60
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 10,087,661,561
Total number of portfolio holdings	1,007
Management services fees (represents 0.56% of Fund average net assets)	$ 54,423,598
Portfolio turnover for the reporting period	160%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	47%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	5.2%
Microsoft Corp.	5.0%
Apple, Inc.	3.6%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., Class A	2.1%
iShares Core MSCI EAFE ETF	1.8%
Alphabet, Inc., Class A	1.6%
JPMorgan Chase & Co.	1.4%
Alphabet, Inc., Class C	1.5%
Broadcom, Inc.	1.4%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Balanced Fund | Institutional Class

|

ASR120_08_(10/25)

Columbia Balanced Fund
Institutional 2 Class / CLREX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 66	0.63%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the financials, consumer discretionary, and industrials sectors boosted the Fund’s equity results most during the annual period. Larger allocations to the communication services sector, smaller allocations to the consumer staples sector, and smaller allocations to the real estate sector buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities (RMBS) contributing the most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of collateralized loan obligations, fixed auto, and other fixed ABS. Exposure to high yield was additive as lower quality outperformed. Duration and yield-curve positioning also contributed to relative fixed-income performance.
Stock selection
| Positions in Tapestry, the parent company of fashion brands Coach New York, Kate Spade, and Stuart Weitzman; eBay, an ecommerce company operating an online auction platform; and videogame producer Take-Two Interactive, were among the top contributors to the Fund’s equity performance. Security selection also contributed to fixed-income performance with Agency CMOs, investment-grade corporates, specifically industrials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations

I

Selections in the information technology, consumer staples and health care sectors hurt the Fund’s equity results during the annual period. A larger weighting to the health care sector and smaller weightings to the consumer discretionary sector detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, an underweight exposure to the sector compared to the benchmark detracted from relative performance.
Stock selection
| Fund positions in Elevance Health, a for-profit health insurance provider; Newmont, a gold mining company; and chipmaker ON Semiconductor, were among the top detractors to the Fund’s equity performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	10.92	9.33	9.61
Blended Benchmark - 60% S&P 500 ® Index, 40% Bloomberg U.S. Aggregate Bond Index	10.79	8.55	9.57
S&P 500 ® Index	15.88	14.74	14.60
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 10,087,661,561
Total number of portfolio holdings	1,007
Management services fees (represents 0.56% of Fund average net assets)	$ 54,423,598
Portfolio turnover for the reporting period	160%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	47%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	5.2%
Microsoft Corp.	5.0%
Apple, Inc.	3.6%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., Class A	2.1%
iShares Core MSCI EAFE ETF	1.8%
Alphabet, Inc., Class A	1.6%
JPMorgan Chase & Co.	1.4%
Alphabet, Inc., Class C	1.5%
Broadcom, Inc.	1.4%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Balanced Fund | Institutional 2 Class

|

ASR120_15_(10/25)

Columbia Balanced Fund
Institutional 3 Class / CBDYX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 61	0.58%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the financials, consumer discretionary, and industrials sectors boosted the Fund’s equity results most during the annual period. Larger allocations to the communication services sector, smaller allocations to the consumer staples sector, and smaller allocations to the real estate sector buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities (RMBS) contributing the most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of collateralized loan obligations, fixed auto, and other fixed ABS. Exposure to high yield was additive as lower quality outperformed. Duration and yield-curve positioning also contributed to relative fixed-income performance.
Stock selection
| Positions in Tapestry, the parent company of fashion brands Coach New York, Kate Spade, and Stuart Weitzman; eBay, an ecommerce company operating an online auction platform; and videogame producer Take-Two Interactive, were among the top contributors to the Fund’s equity performance. Security selection also contributed to fixed-income performance with Agency CMOs, investment-grade corporates, specifically industrials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations

I

Selections in the information technology, consumer staples and health care sectors hurt the Fund’s equity results during the annual period. A larger weighting to the health care sector and smaller weightings to the consumer discretionary sector detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, an underweight exposure to the sector compared to the benchmark detracted from relative performance.
Stock selection
| Fund positions in Elevance Health, a for-profit health insurance provider; Newmont, a gold mining company; and chipmaker ON Semiconductor, were among the top detractors to the Fund’s equity performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	10.97	9.39	9.66
Blended Benchmark - 60% S&P 500 ® Index, 40% Bloomberg U.S. Aggregate Bond Index	10.79	8.55	9.57
S&P 500 ® Index	15.88	14.74	14.60
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 10,087,661,561
Total number of portfolio holdings	1,007
Management services fees (represents 0.56% of Fund average net assets)	$ 54,423,598
Portfolio turnover for the reporting period	160%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	47%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	5.2%
Microsoft Corp.	5.0%
Apple, Inc.	3.6%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., Class A	2.1%
iShares Core MSCI EAFE ETF	1.8%
Alphabet, Inc., Class A	1.6%
JPMorgan Chase & Co.	1.4%
Alphabet, Inc., Class C	1.5%
Broadcom, Inc.	1.4%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Balanced Fund | Institutional 3 Class

|

ASR120_17_(10/25)

Columbia Balanced Fund
Class R / CBLRX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 122	1.16%
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the financials, consumer discretionary, and industrials sectors boosted the Fund’s equity results most during the annual period. Larger allocations to the communication services sector, smaller allocations to the consumer staples sector, and smaller allocations to the real estate sector buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities (RMBS) contributing the most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of collateralized loan obligations, fixed auto, and other fixed ABS. Exposure to high yield was additive as lower quality outperformed. Duration and yield-curve positioning also contributed to relative fixed-income performance.
Stock selection
| Positions in Tapestry, the parent company of fashion brands Coach New York, Kate Spade, and Stuart Weitzman; eBay, an ecommerce company operating an online auction platform; and videogame producer Take-Two Interactive, were among the top contributors to the Fund’s equity performance. Security selection also contributed to fixed-income performance with Agency CMOs, investment-grade corporates, specifically industrials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations

I

Selections in the information technology, consumer staples and health care sectors hurt the Fund’s equity results during the annual period. A larger weighting to the health care sector and smaller weightings to the consumer discretionary sector detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, an underweight exposure to the sector compared to the benchmark detracted from relative performance.
Stock selection
| Fund positions in Elevance Health, a for-profit health insurance provider; Newmont, a gold mining company; and chipmaker ON Semiconductor, were among the top detractors to the Fund’s equity performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	10.34	8.75	9.01
Blended Benchmark - 60% S&P 500 ® Index, 40% Bloomberg U.S. Aggregate Bond Index	10.79	8.55	9.57
S&P 500 ® Index	15.88	14.74	14.60
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 10,087,661,561
Total number of portfolio holdings	1,007
Management services fees (represents 0.56% of Fund average net assets)	$ 54,423,598
Portfolio turnover for the reporting period	160%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	47%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	5.2%
Microsoft Corp.	5.0%
Apple, Inc.	3.6%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., Class A	2.1%
iShares Core MSCI EAFE ETF	1.8%
Alphabet, Inc., Class A	1.6%
JPMorgan Chase & Co.	1.4%
Alphabet, Inc., Class C	1.5%
Broadcom, Inc.	1.4%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Balanced Fund | Class R

|

ASR120_12_(10/25)

Columbia Balanced Fund
Class S / CBABX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of October 2, 2024 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 64 (a)	0.67% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the financials, consumer discretionary, and industrials sectors boosted the Fund’s equity results most during the annual period. Larger allocations to the communication services sector, smaller allocations to the consumer staples sector, and smaller allocations to the real estate sector buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities (RMBS) contributing the most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of collateralized loan obligations, fixed auto, and other fixed ABS. Exposure to high yield was additive as lower quality outperformed. Duration and yield-curve positioning also contributed to relative fixed-income performance.
Stock selection
| Positions in Tapestry, the parent company of fashion brands Coach New York, Kate Spade, and Stuart Weitzman; eBay, an ecommerce company operating an online auction platform; and videogame producer Take-Two Interactive, were among the top contributors to the Fund’s equity performance. Security selection also contributed to fixed-income performance with Agency CMOs, investment-grade corporates, specifically industrials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations

I

Selections in the information technology, consumer staples and health care sectors hurt the Fund’s equity results during the annual period. A larger weighting to the health care sector and smaller weightings to the consumer discretionary sector detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, an underweight exposure to the sector compared to the benchmark detracted from relative performance.
Stock selection
| Fund positions in Elevance Health, a for-profit health insurance provider; Newmont, a gold mining company; and chipmaker ON Semiconductor, were among the top detractors to the Fund’s equity performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	10.88	9.29	9.56
Blended Benchmark - 60% S&P 500 ® Index, 40% Bloomberg U.S. Aggregate Bond Index	10.79	8.55	9.57
S&P 500 ® Index	15.88	14.74	14.60
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 10,087,661,561
Total number of portfolio holdings	1,007
Management services fees (represents 0.56% of Fund average net assets)	$ 54,423,598
Portfolio turnover for the reporting period	160%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	47%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	5.2%
Microsoft Corp.	5.0%
Apple, Inc.	3.6%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., Class A	2.1%
iShares Core MSCI EAFE ETF	1.8%
Alphabet, Inc., Class A	1.6%
JPMorgan Chase & Co.	1.4%
Alphabet, Inc., Class C	1.5%
Broadcom, Inc.	1.4%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Balanced Fund | Class S

|

ASR120_16_(10/25)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Audit fees (a)	43,244	41,999	0	0
Audit-related fees (b)	0	2,500	0	0
Tax fees (c)	20,409	13,795	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	474,000	581,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Balanced Fund
Annual Financial Statements and Additional Information
August 31, 2025

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Balanced Fund | 2025

Portfolio of Investments
August 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 4.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	755,209	762,087
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	1,184,967	1,201,559
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	22,906,000	22,916,143
Series 2024-A Class 1A
02/15/2029	5.610%	25,775,000	25,921,116
Series 2024-A Class A
02/15/2029	5.610%	10,200,000	10,257,823
Series 2024-B Class A
09/15/2029	4.620%	9,472,000	9,488,626
Series 2024-X2 Class A
12/17/2029	5.220%	2,814,719	2,815,358
Subordinated Series 2023-B Class 1C
09/15/2028	7.810%	2,000,000	2,000,373
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	7,074,233	7,117,083
Apidos CLO XI(a),(b)
Series 2012-11A Class BR4
3-month Term SOFR + 1.650% Floor 1.650% 04/17/2034	5.972%	12,575,000	12,586,154
Bain Capital Credit CLO(a),(b)
Series 2019-1A Class AR2
3-month Term SOFR + 1.230% Floor 1.230% 04/19/2034	5.556%	8,500,000	8,515,598
Basswood Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month Term SOFR + 1.262% Floor 1.000% 04/20/2034	5.587%	6,725,000	6,736,910
Bayview Opportunity Master Fund VII LLC(a),(b)
Subordinated Series 2024-CAR1 Class B
30-day Average SOFR + 1.300% 12/26/2031	5.648%	488,318	489,751
Subordinated Series 2024-CAR1 Class C
30-day Average SOFR + 1.500% 12/26/2031	5.848%	415,070	416,694
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month Term SOFR + 1.402% Floor 1.140% 01/20/2031	5.727%	3,340,387	3,343,814
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	918,574	912,348
College Ave Student Loans Trust(a)
Series 2024-A Class A1A
06/25/2054	5.510%	21,386,632	21,706,266
Drive Auto Receivables Trust
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	8,085,889	8,048,123
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month Term SOFR + 1.282% 04/15/2031	5.599%	2,992,117	2,993,466
Exeter Automobile Receivables Trust
Series 2024-3A Class A3
12/15/2027	5.650%	312,868	313,394
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	14,739,322	14,559,898
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	16,589,000	16,822,922
Goldentree Loan Management US CLO Ltd.(a),(b)
Series 2021-10A Class AR
3-month Term SOFR + 1.350% Floor 1.350% 10/20/2037	5.676%	9,175,000	9,198,396
GoldenTree Loan Management US CLO Ltd.(a),(b)
Series 2024-19A Class A
3-month Term SOFR + 1.500% Floor 1.500% 04/20/2037	5.826%	17,000,000	17,065,195
GoodLeap Home Improvement Solutions Trust(a)
Series 2024-1A Class A
10/20/2046	5.350%	8,076,621	8,206,469
GreenSky Home Improvement Issuer Trust(a)
Series 2025-2A Class A4
06/25/2060	4.890%	19,200,000	19,327,596
Hilton Grand Vacations Trust(a)
Series 2019-AA Class A
07/25/2033	2.340%	927,718	914,965
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month Term SOFR + 1.412% Floor 1.150% 04/19/2033	5.737%	2,722,925	2,728,649
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2032	6.056%	16,325,000	16,350,124
Marlette Funding Trust(a)
Series 2024-1A Class A
07/17/2034	5.950%	270,301	270,430
Subordinated Series 2024-1A Class B
07/17/2034	6.070%	7,525,000	7,565,497
MMP Capital LLC(a)
Series 2025-A Class A
12/15/2031	5.360%	9,837,278	9,897,564
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	6,172,851	6,344,968
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	1,573,511	1,578,465
OHA Credit Funding Ltd.(a),(b)
Series 2021-8A Class A1R
3-month Term SOFR + 1.280% Floor 1.280% 01/20/2038	5.550%	4,025,000	4,036,137
OHA Credit Partners XVII Ltd.(a),(b)
Series 2020-6A Class AR2
3-month Term SOFR + 1.330% Floor 1.330% 10/20/2037	5.656%	16,150,000	16,188,712
OneMain Financial Issuance Trust(a)
Series 2023-2A Class A1
09/15/2036	5.840%	22,150,000	22,667,121
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	355,982	356,312
Pagaya AI Debt Grantor Trust(a)
Series 2024-5 Class A
10/15/2031	6.278%	2,221,918	2,242,154
Series 2024-6 Class A
11/15/2031	6.093%	2,137,969	2,155,110
Series 2025-5 Class B
03/15/2033	5.440%	12,500,000	12,587,715
Pagaya AI Debt Selection Trust(a)
Series 2021-HG1 Class A
01/16/2029	1.220%	62,861	62,759
Series 2024-7 Class A
12/15/2031	6.117%	9,714,869	9,812,169
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	10,956,579	11,087,442
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Trust(a)
Series 2023-8 Class A
06/16/2031	7.299%	498,495	505,722
Series 2024-1 Class A
07/15/2031	6.660%	1,073,043	1,082,436
Series 2024-2 Class A
08/15/2031	6.319%	1,009,753	1,019,121
Series 2024-3 Class A
10/15/2031	6.258%	7,701,516	7,749,523
Prestige Auto Receivables Trust(a)
Subordinated Series 2024-1A Class B
05/15/2028	5.710%	5,814,579	5,830,779
Subordinated Series 2024-1A Class C
03/15/2029	5.730%	7,050,000	7,111,459
Prosper Marketplace Issuance Trust(a)
Series 2024-1A Class A
08/15/2029	6.120%	246,099	246,256
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month Term SOFR + 0.712% Floor 1.450% 10/15/2030	5.029%	12,200,000	12,209,113
Reach ABS Trust(a)
Series 2024-2A Class A
07/15/2031	5.880%	1,083,245	1,087,443
Series 2025-1A Class A
08/16/2032	4.960%	3,720,195	3,727,445
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	1,386,262	1,359,142
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	1,530,879	1,547,846
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2021-AA Class D
01/15/2027	1.570%	650,372	647,891
SBNA Auto Lease Trust(a)
Series 2023-A Class A3
04/20/2027	6.510%	12,388,750	12,405,292
Series 2024-A Class A4
01/22/2029	5.240%	8,100,000	8,144,548
Theorem Funding Trust(a)
Series 2023-1A Class A
04/15/2029	7.580%	153,290	153,546
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST4 Class A
08/16/2032	5.495%	6,693,253	6,712,846
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upgrade Receivables Trust(a)
Series 2024-1 Class A
02/18/2031	5.370%	2,179,823	2,183,078
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	2,009,223	2,011,011
Verizon Master Trust
Series 2024-8 Class B
11/20/2030	4.820%	10,350,000	10,479,032
Westlake Automobile Receivables Trust(a)
Subordinated Series 2021-3A Class D
01/15/2027	2.120%	2,027,799	2,020,618
Westlake Flooring Master Trust(a)
Series 2024-1A Class A
02/15/2028	5.430%	5,125,000	5,144,532
Total Asset-Backed Securities — Non-Agency (Cost $450,890,886)			453,948,134

Commercial Mortgage-Backed Securities - Non-Agency 2.0%

BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month Term SOFR + 1.412% Floor 1.298% 10/15/2036	5.776%	14,175,000	14,122,340
BX Trust(a)
Series 2023-LIFE Class A
02/15/2028	5.045%	7,225,000	7,151,907
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	3,275,000	2,781,704
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	4,225,000	4,215,295
Subordinated Series 2020-SFR2 Class D
10/19/2037	1.968%	18,600,000	18,467,458
GS Mortgage Securities Corp. II(a),(c)
Series 2023-SHIP Class A
09/10/2038	4.466%	6,825,000	6,799,372
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	3,835,000	3,736,813
GS Mortgage Securities Corp. Trust(a),(b)
Subordinated CMO Series 2021-IP Class D
1-month Term SOFR + 2.214% Floor 2.100% 10/15/2036	6.578%	5,425,000	5,397,938
Home Partners of America Trust(a)
Subordinated Series 2019-2 Class D
10/19/2039	3.121%	6,365,163	6,164,016
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	40,874,514	39,602,937
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34 Class A3
11/15/2052	3.276%	14,135,000	13,837,915
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	6.678%	6,950,000	6,756,704
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	7.228%	2,600,000	2,509,574
Progress Residential Trust(a)
Series 2024-SFR1 Class A
02/17/2041	3.350%	9,493,979	9,196,645
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	11,910,000	11,577,795
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	5.913%	21,925,000	21,870,650
STAR Trust(a),(b)
Subordinated Series 2022-SFR3 Class B
1-month Term SOFR + 1.950% Floor 1.950% 05/17/2039	6.313%	12,100,000	12,109,075
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	4,100,000	4,011,041
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	6,775,000	6,387,206
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $201,531,160)			196,696,385

Common Stocks 60.7%
Issuer	Shares	Value ($)
Communication Services 8.4%
Entertainment 2.1%
Electronic Arts, Inc.	613,296	105,456,247
Take-Two Interactive Software, Inc.(d)	165,364	38,574,460
Walt Disney Co. (The)	590,046	69,849,646
Total		213,880,353
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Interactive Media & Services 5.7%
Alphabet, Inc., Class A	764,071	162,678,357
Alphabet, Inc., Class C	682,219	145,674,223
Meta Platforms, Inc., Class A	287,022	212,023,151
Pinterest, Inc., Class A(d)	1,393,918	51,059,216
Total		571,434,947
Wireless Telecommunication Services 0.6%
T-Mobile US, Inc.	255,306	64,334,559
Total Communication Services		849,649,859
Consumer Discretionary 5.0%
Automobiles 0.6%
Tesla, Inc.(d)	194,529	64,947,397
Broadline Retail 3.7%
Amazon.com, Inc.(d)	1,281,250	293,406,250
eBay, Inc.	850,770	77,088,270
Total		370,494,520
Hotels, Restaurants & Leisure 0.3%
Starbucks Corp.	353,414	31,167,581
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B	249,236	19,283,389
Tapestry, Inc.	197,456	20,104,970
Total		39,388,359
Total Consumer Discretionary		505,997,857
Consumer Staples 1.3%
Consumer Staples Distribution & Retail 0.7%
Walmart, Inc.	693,286	67,234,877
Household Products 0.6%
Procter & Gamble Co. (The)	411,507	64,623,059
Total Consumer Staples		131,857,936
Energy 2.0%
Oil, Gas & Consumable Fuels 2.0%
Chevron Corp.	540,960	86,878,176
ConocoPhillips Co.	634,840	62,830,115
EOG Resources, Inc.	429,980	53,670,103
Total		203,378,394
Total Energy		203,378,394
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 9.4%
Banks 3.6%
Bank of America Corp.	2,563,523	130,073,157
JPMorgan Chase & Co.	485,637	146,380,705
Wells Fargo & Co.	1,099,841	90,384,933
Total		366,838,795
Capital Markets 2.7%
Blackrock, Inc.	91,776	103,444,401
Charles Schwab Corp. (The)	711,844	68,223,129
Morgan Stanley	343,034	51,619,756
S&P Global, Inc.	93,250	51,142,030
Total		274,429,316
Consumer Finance 0.6%
American Express Co.	185,435	61,430,907
Financial Services 1.8%
Block, Inc., Class A(d)	368,776	29,369,320
MasterCard, Inc., Class A	102,892	61,250,579
Visa, Inc., Class A	243,957	85,819,193
Total		176,439,092
Insurance 0.7%
Aon PLC, Class A	192,524	70,656,308
Total Financials		949,794,418
Health Care 6.5%
Biotechnology 1.5%
AbbVie, Inc.	217,012	45,659,324
Amgen, Inc.	117,214	33,723,640
Vertex Pharmaceuticals, Inc.(d)	183,044	71,573,865
Total		150,956,829
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	620,188	82,274,140
Boston Scientific Corp.(d)	473,822	49,988,221
Cooper Cos, Inc. (The)(d)	470,463	31,706,854
Zimmer Biomet Holdings, Inc.	500,044	53,054,668
Total		217,023,883
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 0.7%
Cigna Group (The)	115,217	34,665,339
Henry Schein, Inc.(d)	499,067	34,725,082
Total		69,390,421
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	272,094	34,191,332
Thermo Fisher Scientific, Inc.	126,030	62,097,502
Total		96,288,834
Pharmaceuticals 1.2%
Eli Lilly & Co.	169,112	123,888,069
Total Health Care		657,548,036
Industrials 5.4%
Aerospace & Defense 1.8%
Boeing Co. (The)(d)	360,455	84,591,580
General Electric Co.	119,361	32,848,147
RTX Corp.	407,730	64,665,978
Total		182,105,705
Electrical Equipment 0.9%
Eaton Corp. PLC	121,515	42,425,747
GE Vernova, Inc.	72,216	44,266,242
Total		86,691,989
Ground Transportation 1.1%
Uber Technologies, Inc.(d)	938,142	87,950,812
Union Pacific Corp.	113,445	25,362,899
Total		113,313,711
Industrial Conglomerates 0.7%
Honeywell International, Inc.	332,628	73,011,846
Machinery 0.5%
Parker-Hannifin Corp.	38,773	29,442,277
Stanley Black & Decker, Inc.	349,648	25,975,350
Total		55,417,627
Professional Services 0.4%
Jacobs Solutions, Inc.	251,738	36,811,648
Total Industrials		547,352,526
Information Technology 20.2%
Electronic Equipment, Instruments & Components 0.7%
TE Connectivity PLC	321,813	66,454,384
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 0.6%
MongoDB, Inc.(d)	80,667	25,459,312
Okta, Inc.(d)	395,627	36,702,317
Total		62,161,629
Semiconductors & Semiconductor Equipment 8.0%
Applied Materials, Inc.	283,822	45,627,225
Broadcom, Inc.	464,582	138,162,041
Lam Research Corp.	414,441	41,506,266
Marvell Technology, Inc.	143,721	9,035,021
Microchip Technology, Inc.	247,016	16,056,040
NVIDIA Corp.	3,039,090	529,348,696
ON Semiconductor Corp.(d)	606,724	30,087,443
Total		809,822,732
Software 6.8%
Intuit, Inc.	134,961	90,018,987
Microsoft Corp.	986,592	499,896,301
Palo Alto Networks, Inc.(d)	138,616	26,409,120
Synopsys, Inc.(d)	106,933	64,536,204
Total		680,860,612
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	1,546,432	358,988,725
Dell Technologies, Inc.	445,609	54,431,139
Total		413,419,864
Total Information Technology		2,032,719,221
Materials 0.6%
Chemicals 0.6%
International Flavors & Fragrances, Inc.	376,282	25,402,798
Sherwin-Williams Co. (The)	83,024	30,372,670
Total		55,775,468
Total Materials		55,775,468
Real Estate 0.6%
Real Estate Management & Development 0.1%
CoStar Group, Inc.(d)	71,334	6,383,679
Specialized REITs 0.5%
American Tower Corp.	238,982	48,716,481
Total Real Estate		55,100,160
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 1.3%
Multi-Utilities 1.3%
DTE Energy Co.	503,872	68,854,109
Public Service Enterprise Group, Inc.	781,995	64,381,648
Total		133,235,757
Total Utilities		133,235,757
Total Common Stocks (Cost $2,907,724,370)		6,122,409,632

Corporate Bonds & Notes 8.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.9%
Allegheny Technologies, Inc.
10/01/2029	4.875%	132,000	129,328
10/01/2031	5.125%	201,000	196,433
Axon Enterprise, Inc.(a)
03/15/2030	6.125%	44,000	45,326
03/15/2033	6.250%	37,000	38,265
BAE Systems PLC(a)
03/26/2029	5.125%	4,312,000	4,446,984
02/15/2031	1.900%	4,050,000	3,561,015
Boeing Co. (The)
05/01/2040	5.705%	11,535,000	11,542,392
08/01/2059	3.950%	5,019,000	3,460,553
Bombardier, Inc.(a)
07/01/2031	7.250%	56,000	59,036
L3Harris Technologies, Inc.
01/15/2027	5.400%	20,000,000	20,311,135
07/31/2033	5.400%	2,500,000	2,578,639
Lockheed Martin Corp.
08/15/2034	4.800%	3,000,000	3,004,354
Northrop Grumman Corp.
02/01/2027	3.200%	1,889,000	1,865,563
02/01/2029	4.600%	9,900,000	10,051,078
Raytheon Technologies Corp.
03/15/2027	3.500%	18,308,000	18,145,741
03/15/2032	2.375%	9,518,000	8,331,824
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	160,000	169,460
11/15/2030	9.750%	66,000	72,738
TransDigm, Inc.(a)
03/01/2029	6.375%	128,000	131,110
12/15/2030	6.875%	480,000	498,159
03/01/2032	6.625%	675,000	695,447
01/15/2033	6.000%	189,000	191,120
05/31/2033	6.375%	632,000	640,800
01/31/2034	6.250%	67,000	68,751
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/31/2034	6.750%	330,000	340,710
Total			90,575,961
Airlines 0.0%
American Airlines, Inc.(a)
05/15/2029	8.500%	363,000	380,457
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	122,294	122,321
04/20/2029	5.750%	436,298	438,837
United Airlines, Inc.(a)
04/15/2026	4.375%	245,000	244,246
Total			1,185,861
Automotive 0.0%
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	176,000	166,342
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	102,000	105,715
IHO Verwaltungs GmbH(a),(e)
11/15/2032	8.000%	506,000	528,304
Nissan Motor Co., Ltd.(a)
07/17/2035	8.125%	468,000	494,906
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	93,000	93,419
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	255,000	253,261
04/23/2032	6.875%	468,000	448,441
Total			2,090,388
Banking 1.8%
Ally Financial, Inc.(f)
Subordinated
01/17/2040	6.646%	45,000	44,722
Bank of America Corp.(f)
02/04/2033	2.972%	35,470,000	32,025,031
Citigroup, Inc.(f)
06/03/2031	2.572%	3,487,000	3,201,248
01/25/2033	3.057%	14,250,000	12,867,490
Goldman Sachs Group, Inc. (The)(f)
04/22/2032	2.615%	18,015,000	16,259,400
HSBC Holdings PLC(f)
05/13/2031	5.240%	3,357,000	3,450,094
05/24/2032	2.804%	9,500,000	8,575,423
05/13/2036	5.790%	589,000	612,589
JPMorgan Chase & Co.(f)
07/22/2030	4.995%	31,991,000	32,805,431
10/22/2030	4.603%	255,000	257,717
01/24/2031	5.140%	4,671,000	4,816,242
04/22/2031	5.103%	3,256,000	3,358,800
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/08/2032	2.545%	2,766,000	2,465,993
Morgan Stanley(f)
10/18/2030	4.654%	4,093,000	4,132,377
04/17/2031	5.192%	2,208,000	2,276,598
Subordinated
09/16/2036	2.484%	10,500,000	9,095,395
Morgan Stanley Private Bank NA(f)
07/18/2031	4.734%	8,402,000	8,521,293
PNC Financial Services Group, Inc. (The)(f)
01/22/2035	5.676%	3,000,000	3,127,963
Royal Bank of Canada(f)
08/06/2029	4.498%	8,400,000	8,476,413
10/18/2030	4.650%	3,425,000	3,456,443
02/04/2031	5.153%	1,954,000	2,012,058
08/06/2031	4.696%	1,621,000	1,636,995
US Bancorp(f)
06/12/2034	5.836%	3,325,000	3,510,022
Wells Fargo & Co.(f)
04/24/2034	5.389%	12,500,000	12,861,067
Total			179,846,804
Brokerage/Asset Managers/Exchanges 0.0%
AG Issuer LLC(a)
03/01/2028	6.250%	254,000	254,523
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	305,000	312,582
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	403,000	440,153
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	610,000	612,855
Focus Financial Partners LLC(a)
09/15/2031	6.750%	318,000	328,809
Hightower Holding LLC(a)
04/15/2029	6.750%	382,000	380,861
01/31/2030	9.125%	362,000	388,709
Osaic Holdings, Inc.(a)
08/01/2032	6.750%	256,000	260,823
08/01/2033	8.000%	325,000	329,417
Total			3,308,732
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
11/15/2029	3.875%	335,000	318,578
CP Atlas Buyer, Inc.(a)
07/15/2030	9.750%	127,000	131,045
Interface, Inc.(a)
12/01/2028	5.500%	145,000	144,493
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
James Hardie International Finance DAC(a)
01/15/2028	5.000%	319,000	314,922
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	62,000	62,664
07/31/2032	6.125%	105,000	106,674
LBM Acquisition LLC(a)
06/15/2031	9.500%	237,000	248,347
Masterbrand, Inc.(a)
07/15/2032	7.000%	46,000	47,718
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	456,000	470,240
03/01/2033	6.750%	249,000	257,958
QXO Building Products, Inc.(a)
04/30/2032	6.750%	274,000	283,946
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	225,000	232,310
08/01/2033	6.250%	117,000	119,470
Standard Industries, Inc.(a)
01/15/2028	4.750%	282,000	279,410
White Cap Buyer LLC(a)
10/15/2028	6.875%	635,000	634,929
Total			3,652,704
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	356,000	354,263
02/01/2028	5.000%	384,000	381,009
03/01/2030	4.750%	807,000	776,251
08/15/2030	4.500%	891,000	842,965
02/01/2032	4.750%	263,000	243,963
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	417,000	381,472
Charter Communications Operating LLC
06/30/2062	3.950%	3,950,000	2,446,021
Comcast Corp.
03/01/2026	3.150%	3,561,000	3,539,575
CSC Holdings LLC(a)
04/15/2027	5.500%	47,000	45,235
02/01/2028	5.375%	149,000	137,304
02/01/2029	6.500%	508,000	400,053
01/15/2030	5.750%	265,000	124,336
12/01/2030	4.125%	90,000	59,227
02/15/2031	3.375%	320,000	204,755
DISH DBS Corp.(a)
12/01/2026	5.250%	195,000	189,177
12/01/2028	5.750%	177,000	166,450
DISH Network Corp.(a)
11/15/2027	11.750%	570,000	602,899
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EchoStar Corp.
11/30/2029	10.750%	825,424	888,560
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	127,000	126,474
07/01/2029	5.500%	120,000	120,043
Time Warner Cable LLC
05/01/2037	6.550%	12,475,000	12,924,042
Virgin Media Finance PLC(a)
07/15/2030	5.000%	291,000	266,079
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	259,000	255,228
08/15/2030	4.500%	192,000	180,191
VZ Secured Financing BV(a)
01/15/2032	5.000%	790,000	700,758
Total			26,356,330
Chemicals 0.1%
Avient Corp.(a)
11/01/2031	6.250%	155,000	157,939
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	150,000	141,883
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	215,000	214,373
Celanese US Holdings LLC
04/15/2030	6.500%	191,000	192,966
07/15/2032	6.879%	65,000	67,205
04/15/2033	6.750%	432,000	434,984
11/15/2033	7.200%	145,000	150,665
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	109,000	110,999
Element Solutions, Inc.(a)
09/01/2028	3.875%	136,000	131,841
HB Fuller Co.
10/15/2028	4.250%	181,000	175,739
Herens Holdco Sarl(a)
05/15/2028	4.750%	161,000	138,240
INEOS Finance PLC(a)
05/15/2028	6.750%	130,000	128,361
04/15/2029	7.500%	594,000	595,162
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	607,000	610,614
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	360,375	358,573
Inversion Escrow Issuer LLC(a)
08/01/2032	6.750%	398,000	394,142
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	271,000	259,598
11/15/2028	9.750%	427,000	447,796
10/01/2029	6.250%	288,000	281,122
06/15/2031	7.250%	408,000	417,473
Qnity Electronics, Inc.(a)
08/15/2032	5.750%	146,000	148,448
08/15/2033	6.250%	118,000	121,976
Tronox, Inc.(a)
03/15/2029	4.625%	263,000	193,977
WR Grace Holdings LLC(a)
06/15/2027	4.875%	72,000	71,436
08/15/2029	5.625%	752,000	702,588
03/01/2031	7.375%	81,000	82,545
08/15/2032	6.625%	524,000	522,661
Total			7,253,306
Construction Machinery 0.1%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	4,579,000	4,603,077
Herc Holdings, Inc.(a)
07/15/2027	5.500%	163,000	162,821
06/15/2029	6.625%	212,000	218,403
06/15/2030	7.000%	220,000	228,957
06/15/2033	7.250%	614,000	643,900
John Deere Capital Corp.
07/14/2028	4.950%	6,850,000	7,039,007
Ritchie Bros Holdings, Inc.(a)
03/15/2031	7.750%	370,000	388,798
Total			13,284,963
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	407,000	395,794
12/01/2028	6.125%	636,000	616,714
Match Group Holdings II LLC(a)
10/01/2031	3.625%	22,000	19,866
Match Group, Inc.(a)
12/15/2027	5.000%	52,000	51,724
06/01/2028	4.625%	139,000	136,844
02/15/2029	5.625%	333,000	333,186
Total			1,554,128
Consumer Products 0.0%
Acushnet Co.(a)
10/15/2028	7.375%	47,000	49,004
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	479,000	364,481
Newell Brands, Inc.(a)
06/01/2028	8.500%	164,000	173,341
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Newell Brands, Inc.
05/15/2030	6.375%	186,000	183,618
05/15/2032	6.625%	180,000	176,251
Opal Bidco SAS(a)
03/31/2032	6.500%	251,000	255,404
Prestige Brands, Inc.(a)
01/15/2028	5.125%	165,000	163,929
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	65,000	59,770
02/01/2032	4.375%	286,000	263,962
Whirlpool Corp.
06/15/2030	6.125%	51,000	51,650
06/15/2033	6.500%	53,000	53,311
Total			1,794,721
Diversified Manufacturing 0.0%
Amsted Industries, Inc.(a)
03/15/2033	6.375%	45,000	46,175
Chart Industries, Inc.(a)
01/01/2030	7.500%	136,000	142,400
01/01/2031	9.500%	47,000	50,377
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	629,000	646,181
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	119,000	123,174
Esab Corp.(a)
04/15/2029	6.250%	102,000	104,886
Gates Corp. (The)(a)
07/01/2029	6.875%	53,000	55,121
Madison IAQ LLC(a)
06/30/2029	5.875%	470,000	464,796
Resideo Funding, Inc.(a)
09/01/2029	4.000%	382,000	366,053
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	380,000	378,769
Wesco Distribution, Inc.(a)
03/15/2033	6.375%	386,000	400,119
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	363,000	368,439
03/15/2029	6.375%	66,000	68,026
03/15/2032	6.625%	292,000	303,654
Total			3,518,170
Electric 0.7%
Alpha Generation LLC(a)
10/15/2032	6.750%	182,000	187,868
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	181,000	183,144
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	413,000	408,236
02/15/2031	3.750%	725,000	666,850
01/15/2032	3.750%	102,000	91,751
Dominion Energy, Inc.
03/15/2035	5.450%	4,260,000	4,314,870
DTE Energy Co.
07/01/2027	4.950%	5,155,000	5,222,020
Duke Energy Corp.
08/15/2052	5.000%	7,156,000	6,241,370
Duke Energy Indiana LLC
04/01/2053	5.400%	1,685,000	1,599,514
Edison International
11/15/2028	5.250%	5,373,000	5,428,099
Long Ridge Energy LLC(a)
02/15/2032	8.750%	260,000	269,231
NextEra Energy Capital Holdings, Inc.
09/01/2027	4.685%	6,081,000	6,138,413
03/15/2035	5.450%	14,120,000	14,475,840
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	231,000	226,610
01/15/2029	7.250%	566,000	578,217
NRG Energy, Inc.(a)
02/15/2029	3.375%	134,000	127,077
06/15/2029	5.250%	136,000	135,541
07/15/2029	5.750%	289,000	289,861
02/15/2031	3.625%	174,000	160,495
02/15/2032	3.875%	44,000	40,490
02/01/2033	6.000%	254,000	257,674
11/01/2034	6.250%	77,000	78,970
Ohio Edison Co.(a)
01/15/2033	5.500%	7,000,000	7,228,087
Pacific Gas and Electric Co.
01/15/2053	6.750%	10,331,000	10,666,292
PG&E Corp.(f)
03/15/2055	7.375%	152,000	150,790
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	257,000	254,754
01/15/2030	4.750%	470,000	453,214
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	86,000	85,973
07/31/2027	5.000%	249,000	248,453
10/15/2031	7.750%	462,000	490,988
04/15/2032	6.875%	462,000	484,600
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	147,000	153,799
03/15/2033	8.625%	316,000	334,077
Total			67,673,168
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	300,000	313,488
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	308,000	321,927
Total			635,415
Finance Companies 0.1%
GGAM Finance Ltd.(a)
02/15/2027	8.000%	72,000	73,911
04/15/2029	6.875%	227,000	235,051
03/15/2030	5.875%	318,000	322,013
Navient Corp.
03/15/2029	5.500%	44,000	43,472
03/15/2031	11.500%	338,000	382,108
08/01/2033	5.625%	272,000	248,232
OneMain Finance Corp.
01/15/2027	3.500%	118,000	115,533
05/15/2029	6.625%	428,000	440,605
03/15/2030	7.875%	199,000	210,601
05/15/2031	7.500%	363,000	380,610
11/15/2031	7.125%	71,000	73,768
03/15/2032	6.750%	321,000	328,792
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	459,000	482,057
Rocket Cos, Inc.(a)
08/01/2030	6.125%	129,000	132,748
08/01/2033	6.375%	165,000	171,225
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	108,000	103,006
03/01/2031	3.875%	192,000	179,517
10/15/2033	4.000%	872,000	786,955
United Wholesale Mortgage LLC(a)
11/15/2025	5.500%	120,000	119,850
06/15/2027	5.750%	40,000	39,935
04/15/2029	5.500%	331,000	326,220
UWM Holdings LLC(a)
02/01/2030	6.625%	316,000	321,074
Total			5,517,283
Food and Beverage 1.0%
Bacardi Ltd.(a)
05/15/2028	4.700%	1,510,000	1,522,168
05/15/2038	5.150%	21,031,000	19,779,670
Campbell Soup Co.
03/23/2035	4.750%	7,530,000	7,213,031
Chobani Holdco II LLC(a),(e)
10/01/2029	8.750%	217,769	234,658
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	76,000	79,322
Constellation Brands, Inc.
08/01/2029	3.150%	4,032,000	3,865,027
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	310,000	313,441
Diageo Investment Corp.
08/15/2030	5.125%	14,254,000	14,768,462
General Mills, Inc.
01/30/2027	4.700%	2,734,000	2,751,523
Heineken NV(a)
01/29/2028	3.500%	8,690,000	8,575,678
Kraft Heinz Foods Co.
06/01/2026	3.000%	9,060,000	8,960,749
Lamb Weston Holdings, Inc.(a)
01/31/2032	4.375%	144,000	135,426
Mars, Inc.(a)
04/20/2028	4.550%	8,725,000	8,838,501
03/01/2035	5.200%	11,299,000	11,400,972
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	5,433,000	5,485,257
Post Holdings, Inc.(a)
04/15/2030	4.625%	459,000	442,522
09/15/2031	4.500%	115,000	107,256
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	477,000	479,347
04/30/2029	4.375%	236,000	227,945
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	314,000	301,344
US Foods, Inc.(a)
09/15/2028	6.875%	198,000	204,165
02/15/2029	4.750%	321,000	316,300
06/01/2030	4.625%	208,000	202,792
Total			96,205,556
Gaming 0.0%
Boyd Gaming Corp.
12/01/2027	4.750%	94,000	93,441
Boyd Gaming Corp.(a)
06/15/2031	4.750%	105,000	101,103
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	243,000	231,844
02/15/2030	7.000%	480,000	496,693
02/15/2032	6.500%	201,000	206,084
10/15/2032	6.000%	330,000	323,707
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	110,000	110,127
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Churchill Downs, Inc.(a)
05/01/2031	6.750%	184,000	189,071
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	366,000	381,884
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	286,000	266,509
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	316,000	319,769
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	495,000	475,180
Voyager Parent LLC(a)
07/01/2032	9.250%	247,000	260,724
Total			3,456,136
Health Care 0.6%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	357,000	355,074
04/15/2029	5.000%	236,000	230,805
03/15/2033	7.375%	297,000	309,541
Avantor Funding, Inc.(a)
07/15/2028	4.625%	154,000	151,563
11/01/2029	3.875%	400,000	380,101
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	201,000	209,743
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	160,000	156,398
03/15/2029	3.750%	242,000	229,548
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	239,000	192,093
05/15/2030	5.250%	430,000	385,462
01/15/2032	10.875%	118,000	124,949
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	241,000	249,925
CVS Health Corp.
03/25/2038	4.780%	6,450,000	5,942,431
03/25/2048	5.050%	5,280,000	4,533,276
DaVita, Inc.(a)
07/15/2033	6.750%	318,000	329,218
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	13,500,000	13,915,108
HCA, Inc.
09/01/2030	3.500%	24,500,000	23,361,192
IQVIA, Inc.(a)
05/15/2027	5.000%	101,000	100,704
05/15/2030	6.500%	104,000	107,885
06/01/2032	6.250%	302,000	311,474
LifePoint Health, Inc.(a)
10/15/2030	11.000%	91,000	100,314
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	322,000	331,020
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	980,000	970,653
Select Medical Corp.(a)
12/01/2032	6.250%	376,000	377,964
Star Parent, Inc.(a)
10/01/2030	9.000%	728,000	771,530
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	445,000	461,523
Tenet Healthcare Corp.
02/01/2027	6.250%	332,000	332,196
11/01/2027	5.125%	237,000	236,398
10/01/2028	6.125%	314,000	314,327
01/15/2030	4.375%	81,000	78,604
06/15/2030	6.125%	234,000	237,865
05/15/2031	6.750%	361,000	375,150
Total			56,164,034
Healthcare Insurance 0.2%
UnitedHealth Group, Inc.
01/15/2031	4.650%	3,065,000	3,104,917
04/15/2034	5.000%	15,612,000	15,674,962
04/15/2054	5.375%	4,000	3,683
Total			18,783,562
Home Construction 0.0%
Taylor Morrison Communities, Inc.(a)
06/15/2027	5.875%	70,000	70,582
01/15/2028	5.750%	187,000	189,601
08/01/2030	5.125%	100,000	99,725
Total			359,908
Independent Energy 0.2%
APA Corp.(a)
02/15/2055	6.750%	2,994,000	2,841,982
Baytex Energy Corp.(a)
04/30/2030	8.500%	229,000	233,932
03/15/2032	7.375%	86,000	84,051
Civitas Resources, Inc.(a)
07/01/2028	8.375%	146,000	151,560
11/01/2030	8.625%	65,000	67,665
07/01/2031	8.750%	393,000	404,412
06/15/2033	9.625%	294,000	311,060
CNX Resources Corp.(a)
01/15/2029	6.000%	316,000	316,697
01/15/2031	7.375%	48,000	49,787
03/01/2032	7.250%	197,000	204,474
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	567,000	567,107
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comstock Resources, Inc.(a)
03/01/2029	6.750%	220,000	216,615
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	307,000	308,697
02/01/2029	5.750%	103,000	101,843
04/15/2030	6.000%	56,000	55,460
04/15/2032	6.250%	121,000	115,986
11/01/2033	8.375%	371,000	387,696
02/15/2035	7.250%	312,000	305,071
Matador Resources Co.(a)
04/15/2028	6.875%	241,000	246,557
04/15/2032	6.500%	459,000	465,860
04/15/2033	6.250%	112,000	112,822
Occidental Petroleum Corp.
08/01/2027	5.000%	2,069,000	2,090,683
10/01/2054	6.050%	5,000,000	4,660,625
Permian Resources Operating LLC(a)
04/15/2027	8.000%	118,000	120,154
01/15/2032	7.000%	499,000	516,949
02/01/2033	6.250%	151,000	154,188
SM Energy Co.
09/15/2026	6.750%	252,000	252,491
SM Energy Co.(a)
08/01/2029	6.750%	217,000	219,170
08/01/2032	7.000%	106,000	106,763
Total			15,670,357
Integrated Energy 0.1%
BP Capital Markets America, Inc.
11/17/2027	5.017%	10,545,000	10,761,615
03/17/2052	3.001%	5,150,000	3,219,557
Total			13,981,172
Leisure 0.1%
Boyne USA, Inc.(a)
05/15/2029	4.750%	327,000	320,998
Carnival Corp.(a)
05/01/2029	6.000%	432,000	437,632
03/15/2030	5.750%	216,000	221,292
08/01/2032	5.750%	513,000	521,538
02/15/2033	6.125%	393,000	403,835
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	311,000	312,681
Cinemark USA, Inc.(a)
07/15/2028	5.250%	256,000	254,183
08/01/2032	7.000%	184,000	190,868
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	291,000	291,306
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCL Corp., Ltd.(a)
03/15/2026	5.875%	35,000	35,044
02/01/2032	6.750%	302,000	311,600
NCL Finance Ltd.(a)
03/15/2028	6.125%	201,000	204,464
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	639,000	642,264
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	254,000	258,167
Vail Resorts, Inc.(a)
05/15/2032	6.500%	144,000	149,162
Viking Cruises Ltd.(a)
09/15/2027	5.875%	239,000	239,081
07/15/2031	9.125%	347,000	373,795
Total			5,167,910
Life Insurance 0.2%
Lincoln Financial Global Funding(a)
01/13/2030	5.300%	300,000	311,110
Met Tower Global Funding(a)
10/01/2027	4.000%	6,338,000	6,324,403
04/12/2029	5.250%	6,379,000	6,598,611
Principal Life Global Funding II(a)
01/09/2028	4.800%	3,065,000	3,109,196
11/27/2029	4.950%	1,856,000	1,894,878
Total			18,238,198
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
03/15/2033	5.875%	91,000	92,838
09/15/2033	5.750%	140,000	141,241
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	324,000	330,409
Total			564,488
Media and Entertainment 0.0%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	239,000	232,093
06/01/2029	7.500%	419,000	389,379
04/01/2030	7.875%	363,000	378,053
02/15/2031	7.125%	239,000	242,694
03/15/2033	7.500%	242,000	246,212
Gray Media, Inc.(a)
07/15/2032	9.625%	62,000	62,309
08/15/2033	7.250%	94,000	92,677
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	38,456	33,140
08/15/2030	7.750%	86,210	68,396
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mav Acquisition Corp.(a)
08/01/2029	8.000%	190,000	193,868
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	186,000	195,286
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	192,000	190,331
03/15/2030	4.625%	138,000	131,796
02/15/2031	7.375%	176,000	186,002
Roblox Corp.(a)
05/01/2030	3.875%	274,000	260,598
Snap, Inc.(a)
03/01/2033	6.875%	312,000	315,775
03/15/2034	6.875%	342,000	342,849
Univision Communications, Inc.(a)
08/15/2028	8.000%	173,000	179,516
05/01/2029	4.500%	97,000	91,238
06/30/2030	7.375%	131,000	132,218
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	200,000	172,549
03/15/2042	5.050%	499,000	336,325
03/15/2052	5.141%	85,000	53,072
Total			4,526,376
Metals and Mining 0.0%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	84,000	88,481
Champion Iron Canada, Inc.(a)
07/15/2032	7.875%	97,000	101,220
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	74,000	75,110
03/15/2032	7.000%	39,000	38,848
05/01/2033	7.375%	41,000	40,887
Compass Minerals International, Inc.(a)
07/01/2030	8.000%	135,000	141,210
Constellium SE(a)
06/15/2028	5.625%	300,000	298,678
04/15/2029	3.750%	206,000	195,397
08/15/2032	6.375%	320,000	326,740
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	370,000	368,178
04/01/2029	6.125%	443,000	447,744
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	264,000	259,875
06/01/2031	4.500%	210,000	197,006
Novelis Corp.(a)
01/30/2030	4.750%	334,000	321,390
08/15/2031	3.875%	331,000	300,384
08/15/2033	6.375%	203,000	204,995
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novelis, Inc.(a)
01/30/2030	6.875%	72,000	74,710
Total			3,480,853
Midstream 0.2%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	289,000	302,591
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	429,000	443,710
CNX Midstream Partners LP(a)
04/15/2030	4.750%	465,000	442,208
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	576,000	602,984
06/30/2033	7.375%	521,000	521,355
Enbridge, Inc.
04/05/2027	5.250%	7,412,000	7,531,562
Hess Midstream Operations LP(a)
03/01/2028	5.875%	66,000	67,152
10/15/2030	5.500%	56,000	56,373
ITT Holdings LLC(a)
08/01/2029	6.500%	37,000	36,296
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	4,080,000	3,842,806
NuStar Logistics LP
06/01/2026	6.000%	220,000	220,624
10/01/2030	6.375%	150,000	155,532
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	123,000	128,535
Sunoco LP(a)
05/01/2032	7.250%	236,000	249,826
07/01/2033	6.250%	365,000	373,132
Sunoco LP/Finance Corp.
04/30/2030	4.500%	178,000	171,946
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	436,000	458,507
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	391,000	374,893
08/15/2031	4.125%	396,000	371,832
11/01/2033	3.875%	358,000	318,953
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	480,000	498,001
02/01/2029	9.500%	87,000	95,777
01/15/2030	7.000%	230,000	236,938
06/01/2031	8.375%	304,000	319,045
02/01/2032	9.875%	157,000	170,965
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global Plaquemines LNG LLC(a)
05/01/2033	7.500%	154,000	168,997
01/15/2034	6.500%	356,000	371,914
05/01/2035	7.750%	154,000	171,513
01/15/2036	6.750%	740,000	776,842
Western Midstream Operating LP
04/01/2033	6.150%	4,559,000	4,774,429
Total			24,255,238
Natural Gas 0.0%
NiSource, Inc.
05/01/2030	3.600%	3,855,000	3,736,624
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
04/01/2027	6.875%	250,000	250,306
04/01/2028	6.250%	313,000	313,994
09/01/2032	6.625%	185,000	189,794
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	304,000	314,339
Nabors Industries Ltd.(a)
01/15/2028	7.500%	75,000	75,177
Nabors Industries, Inc.(a)
01/31/2030	9.125%	398,000	407,663
08/15/2031	8.875%	298,000	268,773
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	237,277	243,698
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	213,714	219,077
Transocean, Inc.(a)
05/15/2029	8.250%	71,000	68,676
05/15/2031	8.500%	118,000	110,799
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	249,000	249,058
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	246,000	252,160
Total			2,963,514
Other Industry 0.0%
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	77,000	79,045
04/15/2030	6.625%	186,000	192,192
Total			271,237
Other REIT 0.0%
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%	433,000	423,606
07/15/2031	7.000%	374,000	393,213
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	257,000	256,678
05/15/2029	4.875%	141,000	137,289
02/01/2030	7.000%	173,000	178,464
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	121,000	124,637
04/01/2032	6.500%	252,000	258,908
06/15/2033	6.500%	140,000	144,669
Service Properties Trust
06/15/2029	8.375%	90,000	93,028
Service Properties Trust(a)
11/15/2031	8.625%	163,000	174,206
Total			2,184,698
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	388,000	388,013
09/01/2029	4.000%	650,000	596,311
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	182,000	184,616
04/15/2030	8.750%	498,000	513,525
04/15/2032	6.750%	256,000	262,911
Total			1,945,376
Pharmaceuticals 0.9%
1261229 BC Ltd.(a)
04/15/2032	10.000%	586,000	609,285
AbbVie, Inc.
03/15/2029	4.800%	25,863,000	26,465,111
11/21/2029	3.200%	7,780,000	7,498,336
Amgen, Inc.
03/02/2033	5.250%	5,770,000	5,920,340
Bausch Health Companies, Inc.(a)
01/31/2027	8.500%	35,000	34,878
06/01/2028	4.875%	16,000	14,449
09/30/2028	11.000%	75,000	78,632
02/15/2029	6.250%	54,000	42,483
Gilead Sciences, Inc.
03/01/2026	3.650%	35,606,000	35,486,640
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	524,000	508,204
Organon Finance 1 LLC(a)
04/30/2028	4.125%	115,000	110,163
04/30/2031	5.125%	228,000	195,532
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	10,575,000	10,590,431
Total			87,554,484
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.1%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	125,000	130,014
08/01/2029	6.000%	203,000	199,658
11/06/2030	7.500%	190,000	197,151
07/01/2032	6.750%	129,000	132,403
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	366,000	366,969
04/15/2028	6.750%	189,000	192,893
11/01/2029	5.875%	197,000	194,764
01/15/2031	7.000%	615,000	636,778
10/01/2031	6.500%	101,000	103,441
10/01/2032	7.375%	375,000	386,898
AmWINS Group, Inc.(a)
02/15/2029	6.375%	309,000	316,627
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	323,000	338,214
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	395,000	418,148
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	574,000	571,167
HUB International Ltd.(a)
12/01/2029	5.625%	269,000	269,901
01/31/2032	7.375%	377,000	395,697
HUB International, Ltd.(a)
06/15/2030	7.250%	518,000	541,832
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	422,000	437,397
Ryan Specialty LLC(a)
08/01/2032	5.875%	281,000	283,885
Total			6,113,837
Railroads 0.1%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	367,000	373,377
Norfolk Southern Corp.
06/15/2026	2.900%	5,434,000	5,375,178
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	437,000	457,125
Total			6,205,680
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
09/15/2029	5.625%	189,000	191,388
10/15/2030	4.000%	339,000	317,011
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	404,000	380,190
Total			888,589
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.1%
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	116,000	119,029
08/01/2033	7.375%	118,000	120,920
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	211,000	204,960
Beach Acquisition Bidco LLC(a),(e)
07/15/2033	10.000%	434,000	460,473
Belron UK Finance PLC(a)
10/15/2029	5.750%	91,000	92,159
Group 1 Automotive, Inc.(a)
01/15/2030	6.375%	123,000	126,381
Hanesbrands, Inc.(a)
02/15/2031	9.000%	120,000	127,666
L Brands, Inc.
06/15/2029	7.500%	240,000	246,495
L Brands, Inc.(a)
10/01/2030	6.625%	146,000	149,998
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%	358,000	379,780
Lithia Motors, Inc.(a)
01/15/2031	4.375%	120,000	114,176
Lowe’s Companies, Inc.
04/01/2052	4.250%	2,367,000	1,829,614
04/01/2062	4.450%	3,544,000	2,715,610
Walmart, Inc.
04/28/2035	4.900%	3,939,000	4,002,154
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	342,000	313,267
Total			11,002,682
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	5.875%	158,000	158,021
03/15/2029	3.500%	138,000	131,283
Total			289,304
Technology 0.5%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	371,000	387,186
Block, Inc.(a)
08/15/2030	5.625%	189,000	193,503
08/15/2033	6.000%	148,000	151,929
Block, Inc.
05/15/2032	6.500%	424,000	439,283
Broadcom, Inc.
04/15/2028	4.800%	5,058,000	5,150,574
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Broadcom, Inc.(a)
11/15/2036	3.187%	11,197,000	9,315,668
CACI International, Inc.(a)
06/15/2033	6.375%	260,000	268,606
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	77,000	66,946
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	81,000	68,412
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	629,000	595,151
Cloud Software Group, Inc,(a)
08/15/2033	6.625%	104,000	105,434
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	890,000	928,168
06/30/2032	8.250%	581,000	621,152
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	860,000	795,202
Entegris Escrow Corp.(a)
06/15/2030	5.950%	621,000	628,706
Fair Isaac Corp.(a)
05/15/2033	6.000%	213,000	216,737
Gen Digital, Inc.(a)
04/01/2033	6.250%	251,000	258,176
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	329,000	348,951
HealthEquity, Inc.(a)
10/01/2029	4.500%	136,000	131,530
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	149,000	140,977
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	224,000	230,100
Intel Corp.
03/25/2050	4.750%	4,225,000	3,383,227
International Business Machines Corp.
05/15/2026	3.300%	10,360,000	10,289,676
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	155,000	150,296
05/30/2029	9.500%	380,000	397,752
Iron Mountain, Inc.(a)
09/15/2027	4.875%	91,000	90,464
03/15/2028	5.250%	159,000	158,587
07/15/2028	5.000%	263,000	261,339
02/15/2029	7.000%	87,000	89,691
07/15/2030	5.250%	79,000	78,106
01/15/2033	6.250%	96,000	98,115
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	579,000	567,837
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	523,000	567,162
NCR Corp.(a)
10/01/2028	5.000%	456,000	449,505
04/15/2029	5.125%	193,000	190,768
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	574,000	571,246
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	9,500,000	9,090,077
Picard Midco, Inc.(a)
03/31/2029	6.500%	515,000	520,721
Seagate Data Storage Technology Pte Ltd.(a)
12/15/2029	8.250%	118,000	125,462
07/15/2031	8.500%	76,000	80,662
Sensata Technologies BV(a)
09/01/2030	5.875%	263,000	265,292
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	341,000	353,594
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	141,000	146,330
Synaptics, Inc.(a)
06/15/2029	4.000%	101,000	96,427
UKG, Inc.(a)
02/01/2031	6.875%	502,000	519,023
WEX, Inc.(a)
03/15/2033	6.500%	260,000	266,226
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	613,000	575,510
Total			50,425,486
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	133,000	137,775
02/15/2031	8.000%	259,000	267,675
06/15/2032	8.375%	137,000	142,991
ERAC USA Finance LLC(a)
10/15/2037	7.000%	5,050,000	5,844,775
Total			6,393,216
Wireless 0.0%
Altice France Holding SA(a)
02/15/2028	0.000%	206,000	74,988
Altice France SA(a)
01/15/2028	5.500%	432,000	380,223
07/15/2029	5.125%	201,000	171,751
Vmed O2 UK Financing I PLC(a)
07/15/2031	4.750%	386,000	360,924
Total			987,886
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.0%
Fibercop SpA(a)
07/18/2036	7.200%	78,000	78,478
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	220,000	230,317
03/15/2031	8.625%	353,000	374,870
Iliad Holding SAS(a)
10/15/2028	7.000%	422,000	429,533
Iliad Holding SASU(a)
04/15/2032	7.000%	196,000	201,526
Optics Bidco SpA(a)
06/04/2038	7.721%	52,000	52,726
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	247,000	257,288
Total			1,624,738
Total Corporate Bonds & Notes (Cost $834,734,413)			851,689,073

Exchange-Traded Equity Funds 1.8%
	Shares	Value ($)
U.S. Mid Large Cap 1.8%
iShares Core MSCI EAFE ETF	2,163,578	185,007,555
Total Exchange-Traded Equity Funds (Cost $145,112,086)		185,007,555

Foreign Government Obligations(g) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
11/15/2028	8.500%	71,000	74,499
02/15/2030	9.000%	477,000	512,815
12/01/2031	7.000%	87,000	91,461
Total			678,775
Total Foreign Government Obligations (Cost $635,151)			678,775

Residential Mortgage-Backed Securities - Agency 14.8%

Fannie Mae REMICS(b),(h)
CMO Series 2024-6 Class AS
30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	1.587%	34,055,307	3,954,346
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(b)
CMO Series 2024-87 Class FA
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 12/25/2054	5.748%	17,909,300	18,046,847
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	5.198%	16,468,064	16,252,097
CMO Series 2025-15 Class ME
30-day Average SOFR + 3.300% Floor 3.300%, Cap 7.800% 04/25/2055	7.648%	19,816,476	20,150,308
CMO Series 2025-4 Class FA
30-day Average SOFR + 1.200% Floor 1.200%, Cap 7.000% 07/25/2054	5.548%	19,523,803	19,544,006
CMO Series 2025-6 Class LF
30-day Average SOFR + 1.800% Floor 1.800%, Cap 6.000% 02/25/2055	6.000%	36,616,982	36,897,670
Federal Home Loan Mortgage Corp.
07/01/2029- 07/01/2052	3.500%	24,830,030	22,485,860
10/01/2031- 10/01/2039	6.000%	177,672	186,722
06/01/2032- 07/01/2032	7.000%	63,573	66,891
12/01/2036- 05/01/2055	5.500%	18,791,274	18,970,299
03/01/2038	6.500%	346	359
12/01/2051- 06/01/2052	2.500%	79,550,234	66,265,858
07/01/2052- 01/01/2055	4.500%	68,279,171	65,893,238
11/01/2052- 01/01/2054	4.000%	141,278,392	132,535,577
12/01/2054	5.000%	19,459,774	19,265,155
Federal Home Loan Mortgage Corp.(b)
12-month Term SOFR + 1.708% Cap 11.273% 08/01/2036	7.040%	3,171	3,274
Federal Home Loan Mortgage Corp.(b),(h)
CMO Series 326 Class S2
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 03/15/2044	1.493%	24,044,613	2,566,496
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. REMICS(b),(h)
CMO Series 4906 Class QS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	1.587%	19,498,356	2,697,467
CMO Series 5228 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 9,999.000% 01/25/2047	1.538%	21,065,320	2,504,726
CMO Series 5440 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 07/25/2054	1.552%	43,508,696	3,858,978
Federal National Mortgage Association
12/01/2025- 04/01/2052	3.500%	7,294,286	6,607,085
07/01/2027- 04/01/2052	3.000%	24,591,229	21,356,181
01/01/2029- 08/01/2044	4.000%	306,477	296,850
06/01/2031	7.000%	24,844	26,114
07/01/2032- 03/01/2037	6.500%	88,997	92,486
06/01/2037- 03/01/2054	5.500%	40,445,399	40,734,826
11/01/2043- 06/01/2044	4.500%	433,448	427,666
08/01/2051	2.500%	35,518,512	29,787,036
02/01/2052- 03/01/2052	2.000%	62,139,593	50,008,620
08/01/2053- 10/01/2054	5.000%	80,343,295	79,837,414
03/01/2054- 09/01/2054	6.000%	85,613,706	87,667,448
Federal National Mortgage Association(i)
08/01/2029- 03/01/2046	3.500%	2,579,127	2,442,128
01/01/2031- 02/01/2031	3.000%	482,892	472,399
10/01/2043	4.500%	179,540	177,386
Federal National Mortgage Association REMICS(b),(h)
CMO Series 2017-76 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 10/25/2057	1.637%	18,524,472	2,446,927
CMO Series 2023-50 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2049	1.537%	21,916,835	2,209,142
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-74 Class SW
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/25/2054	1.652%	32,348,652	3,323,475
Freddie Mac REMICS(b)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	8.105%	20,334,271	20,922,098
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	8.105%	46,062,026	47,533,556
CMO Series 5518 Class FC
30-day Average SOFR + 1.320% Floor 1.320%, Cap 6.500% 03/25/2055	5.668%	20,128,052	20,175,013
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	8.105%	9,352,194	9,573,563
CMO Series 5560 Class MB
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	7.955%	18,508,176	19,036,974
Freddie Mac REMICS(b),(h),(j),(k)
CMO Series 5573 Class SA
-1.0 x 30-day Average SOFR + 5.150% Cap 5.150% 09/25/2055	0.805%	32,105,008	2,157,055
Government National Mortgage Association(b),(h)
CMO Series 2019-22 Class SM
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	1.595%	21,425,765	2,678,386
CMO Series 2020-101 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.745%	10,166,320	1,303,025
CMO Series 2020-77 Class KS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 05/20/2049	1.645%	20,904,840	2,807,942
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-154 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.845%	38,268,724	5,445,391
CMO Series 2021-55 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	1.845%	16,680,610	2,272,261
CMO Series 2021-58 Class SN
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	1.845%	16,129,106	1,946,988
CMO Series 2021-66 Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	1.845%	30,760,203	4,217,516
CMO Series 2021-74 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	1.845%	19,303,468	2,629,327
CMO Series 2021-98 Class KS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	1.845%	15,129,081	2,227,830
CMO Series 2024-126 Class SG
30-day Average SOFR + 6.650% Cap 6.650% 08/20/2054	2.305%	45,904,159	5,958,975
CMO Series 2024-159 Class CS
30-day Average SOFR + 5.500% Cap 5.500% 10/20/2054	1.155%	102,029,552	7,728,545
CMO Series 2024-184 Class SX
30-day Average SOFR + 5.250% Cap 5.250% 11/20/2054	0.905%	58,177,013	3,981,769
CMO Series 2024-196 Class SK
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 12/20/2054	1.755%	18,486,877	1,747,154
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-197 Class LS
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	1.655%	52,339,198	5,226,629
CMO Series 2024-197 Class SH
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	1.655%	63,476,284	5,954,742
CMO Series 2024-197 Class SV
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	1.705%	62,667,956	7,600,370
CMO Series 2024-204 Class ES
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	1.705%	49,210,128	6,004,216
CMO Series 2024-22D Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2051	1.595%	33,797,292	4,185,788
Government National Mortgage Association(h)
CMO Series 2024-22 Class EI
01/20/2052	3.500%	48,334,283	9,341,040
CMO Series 2024-28 Class IM
01/20/2050	4.000%	16,095,817	2,390,889
Government National Mortgage Association(b)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	6.281%	15,463,589	15,819,035
Uniform Mortgage-Backed Security TBA(l)
09/18/2040- 09/15/2055	3.000%	123,625,000	108,667,710
09/18/2040- 09/15/2055	3.500%	165,550,000	151,714,581
09/15/2055	4.000%	50,000,000	46,652,439
09/15/2055	4.500%	86,500,000	83,187,700
09/15/2055	5.500%	100,000,000	100,562,974
Total Residential Mortgage-Backed Securities - Agency (Cost $1,476,643,403)			1,491,710,838

Residential Mortgage-Backed Securities - Non-Agency 6.8%

A&D Mortgage Trust(a),(f)
CMO Series 2024-NQM2 Class A1
04/25/2069	6.498%	23,874,494	24,149,120
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-NQM3 Class A1
08/25/2070	5.374%	14,840,000	14,916,647
ACHM Trust(a),(c)
CMO Series 2025-HE2 Class A
08/25/2055	5.404%	29,000,000	28,993,443
Ajax Mortgage Loan Trust(a),(c)
CMO Series 2021-A Class A1
09/25/2065	1.065%	10,314,307	9,304,090
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	548,687	502,092
CMO Series 2020-6 Class M1
05/25/2065	2.805%	2,575,000	2,119,855
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	1,563,553	1,483,371
Angel Oak Mortgage Trust(a),(f)
CMO Series 2022-6 Class A1
07/25/2067	4.300%	21,538,207	21,512,549
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	473,249	459,811
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	1,369,749	1,342,878
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	4,093,107	3,815,043
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	1,658,071	1,553,525
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	653,988	636,756
CMO Series 2022-NQM3 Class A1
07/25/2062	5.108%	4,717,725	4,775,795
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	2,725,000	2,509,136
BRAVO Residential Funding Trust(a),(f)
CMO Series 2023-NQM8 Class A1
10/25/2063	6.394%	3,435,209	3,466,083
CMO Series 2024-NQM2 Class A1
02/25/2064	6.285%	6,110,854	6,172,608
CMO Series 2024-NQM3 Class A1
03/25/2064	6.191%	8,555,139	8,643,311
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	10,098,457	9,665,326
CHNGE Mortgage Trust(a),(f)
CMO Series 2022-NQM1 Class A1
06/25/2067	5.189%	3,863,113	3,875,438
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(a)
CMO Series 2021-2R Class A1
07/27/2054	0.798%	1,640,791	1,470,108
COLT Mortgage Loan Trust(a),(c)
CMO Series 2021-HX1 Class M1
10/25/2066	2.355%	3,250,000	2,381,562
CMO Series 2022-1 Class A1
12/27/2066	2.284%	10,774,947	9,906,833
CMO Series 2022-4 Class A1
03/25/2067	4.301%	9,151,227	9,179,669
COLT Mortgage Loan Trust(a),(f)
CMO Series 2024-1 Class A1
02/25/2069	5.835%	6,413,800	6,453,952
CMO Series 2025-7 Class A1
06/25/2070	5.470%	31,170,000	31,374,139
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	7.448%	7,200,000	7,409,217
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	3,214,057	2,697,376
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	905,214	829,332
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	1,075,000	860,915
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	4,775,000	3,605,639
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	2,525,000	1,849,062
CMO Series 2022-ATH3 Class A1
08/25/2067	4.991%	4,057,228	4,040,891
Cross Mortgage Trust(a),(f)
CMO Series 2024-H2 Class A1
04/25/2069	6.093%	2,374,913	2,393,631
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	7,165,892	6,923,217
CMO Series 2021-RPL4 Class A1
12/27/2060	4.118%	5,490,805	5,638,399
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	2,946,747	2,670,877
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	3.573%	1,738,484	1,690,169
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	322,137	310,427
CMO Series 2020-1 Class A1
05/25/2065	2.006%	15,650	15,553
CMO Series 2022-2 Class A1
04/25/2067	4.299%	27,088,435	27,159,738
CMO Series 2025-NQM1 Class A1
01/25/2070	5.668%	6,059,441	6,104,442
Equifirst Mortgage Loan Trust(f)
CMO Series 2003-1 Class IF1
12/25/2032	4.010%	17,316	16,580
FIGRE Trust(a),(f)
CMO Series 2025-FL1 Class A1
07/25/2055	5.265%	8,206,837	8,230,733
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.998%	1,106,701	1,110,444
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	7.248%	7,000,000	7,206,302
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	6.498%	1,042,666	1,049,444
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	10,164,668	9,912,896
CMO Series 2022-DNA5 Class M1A
30-day Average SOFR + 2.950% 06/25/2042	7.298%	5,333,107	5,439,916
Subordinated CMO Series 2021-DNA7 Class M1
30-day Average SOFR + 0.850% 11/25/2041	5.198%	6,162,817	6,157,504
GCAT Trust(a),(c)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	2,711,952	2,635,129
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	10,383,782	9,699,014
CMO Series 2022-NQM3 Class A1
04/25/2067	4.348%	27,937,181	28,139,932
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	1,267,668	1,203,315
HOMES Trust(a),(f)
CMO Series 2025-AFC2 Class AIA
06/25/2060	5.471%	10,022,671	10,081,353
CMO Series 2025-NQM4 Class A1
08/25/2070	5.220%	10,400,000	10,405,140
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2020-2 Class A3
05/25/2065	3.196%	2,037,222	2,002,142
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	4,152,480	3,583,298
Legacy Mortgage Asset Trust(a),(f)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	5,822,636	5,823,701
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	10,573,525	10,573,519
LHOME Mortgage Trust(a),(f)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	4,300,000	4,324,416
MetLife Securitization Trust(a),(c)
CMO Series 2018-1A Class A
03/25/2057	3.750%	1,796,859	1,755,332
MFA Trust(a),(c)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	2,925,000	2,672,826
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	2,236,399	2,099,841
MFA Trust(a),(f)
CMO Series 2022-NQM2 Class A1
05/25/2067	4.000%	25,635,634	25,469,441
CMO Series 2023-NQM4 Class A1
12/25/2068	6.105%	1,986,970	1,999,538
CMO Series 2025-NQM3 Class A1
08/25/2070	5.261%	9,500,000	9,511,788
MFRA Trust(a),(c)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	413,606	401,036
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	86,401	83,813
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	133,305	129,389
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2018-3 Class A1
08/25/2058	3.482%	2,162,838	2,130,924
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	7,225,000	6,583,033
Morgan Stanley Residential Mortgage Loan Trust(a),(f)
CMO Series 2025-DSC2 Class A1
07/25/2070	5.443%	8,460,987	8,523,827
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	567,091	541,854
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,217,336	1,209,542
OBX Trust(a),(f)
CMO Series 2023-NQM8 Class A1
09/25/2063	7.045%	6,774,866	6,861,963
CMO Series 2023-NQM8 Class A2
09/25/2063	7.248%	5,537,185	5,610,296
CMO Series 2025-NQM13 Class A1
05/25/2065	5.441%	16,386,736	16,508,768
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	917,477	863,778
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A3
11/25/2056	2.893%	12,941,000	9,157,968
CMO Series 2021-AFC2 Class M1
11/25/2056	3.443%	9,528,000	6,780,438
Subordinated CMO Series 2021-AFC2 Class B1
11/25/2056	3.701%	8,383,000	5,855,843
PRPM LLC(a),(f)
CMO Series 2024-RCF2 Class A1
03/25/2054	3.750%	4,494,631	4,396,934
CMO Series 2025-RCF4 Class A2
08/25/2055	4.500%	4,115,000	3,981,428
PRPM Trust(a),(f)
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	1,373,132	1,384,387
CMO Series 2024-NQM1 Class A1
12/25/2068	6.265%	2,956,239	2,985,425
CMO Series 2025-NQM3 Class A1
05/25/2070	5.606%	16,828,590	16,975,321
Radnor Re Ltd.(a),(b)
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	8.031%	2,039,968	2,058,903
Residential Mortgage Loan Trust(a),(c)
CMO Series 2020-1 Class A3
01/26/2060	2.684%	101,965	100,974
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	938,245	926,318
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	371,345	356,171
CMO Series 2021-4 Class M1
08/25/2056	2.400%	3,475,000	2,619,361
Towd Point Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	243,848	241,346
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	1,006,093	997,500
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month Term SOFR + 1.114% 10/25/2048	5.437%	1,351,060	1,352,526
CMO Series 2019-HY2 Class A1
1-month Term SOFR + 1.114% 05/25/2058	5.437%	1,709,043	1,755,568
Vericrest Opportunity Loan Transferee(a),(f)
CMO Series 2021-NP11 Class A1
08/25/2051	5.868%	3,521,438	3,519,822
Vericrest Opportunity Loan Transferee XCIV LLC(a),(f)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	119,555	119,567
Vericrest Opportunity Loan Transferee XCVII LLC(a),(f)
CMO Series 2021-NPL6 Class A1
04/25/2051	5.240%	1,746,599	1,746,041
Vericrest Opportunity Loan Trust CI LLC(a),(f)
CMO Series 2021-NP10 Class A1
05/25/2051	5.992%	1,979,815	1,979,062
Verus Securitization Trust(a),(c)
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	419,738	405,362
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	534,827	516,919
Verus Securitization Trust(a),(f)
CMO Series 2022-1 Class A1
01/25/2067	2.724%	17,979,950	16,956,672
CMO Series 2022-4 Class A1
04/25/2067	4.474%	2,187,149	2,213,296
CMO Series 2023-6 Class A2
09/25/2068	6.939%	2,628,892	2,657,438
CMO Series 2023-8 Class A1
12/25/2068	6.259%	2,345,684	2,366,755
CMO Series 2023-INV1 Class A1
02/25/2068	5.999%	13,099,175	13,093,691
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-1 Class A1
01/25/2069	5.712%	10,243,254	10,293,768
CMO Series 2024-2 Class A1
02/25/2069	6.095%	2,987,678	3,013,367
CMO Series 2024-3 Class A1
04/25/2069	6.338%	8,089,994	8,190,611
CMO Series 2024-INV1 Class A1
03/25/2069	6.116%	6,649,838	6,719,187
CMO Series 2025-7 Class A1
08/25/2070	5.129%	21,325,000	21,356,934
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	277,763	273,664
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	406,250	389,245
CMO Series 2020-1R Class A3
11/25/2055	1.873%	462,269	443,795
Vista Point Securitization Trust(a),(c)
CMO Series 2025-CES2 Class A1
08/25/2055	5.601%	12,542,313	12,576,429
Vista Point Securitization Trust(a),(f)
CMO Series 2025-CES2 Class A3
08/25/2055	6.117%	8,950,000	9,013,074
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $701,859,378)			685,184,902

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.0%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(m)
Term Loan
3-month Term SOFR + 3.250% 05/28/2032	7.575%	58,853	59,129
Property & Casualty 0.0%
Truist Insurance Holdings LLC(b),(m)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 05/06/2032	9.046%	78,214	79,778
Retailers 0.0%
Hanesbrands, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/07/2032	7.066%	40,032	40,107
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.0%
Ascend Learning LLC(b),(m)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.166%	70,530	70,459
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.316%	316,348	316,051
DCert Buyer, Inc.(b),(m)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	11.316%	77,667	69,900
Ellucian Holdings, Inc.(b),(k),(m)
2nd Lien Term Loan
1-month Term SOFR + 4.750% 11/22/2032	9.066%	125,000	128,438
Total			584,848
Total Senior Loans (Cost $764,304)			763,862

U.S. Treasury Obligations 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(i)
05/15/2047	3.000%	47,300,000	35,009,391
Total U.S. Treasury Obligations (Cost $37,516,328)			35,009,391

Money Market Funds 5.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.463%(n),(o)	523,187,973	523,031,017
Total Money Market Funds (Cost $522,970,704)		523,031,017
Total Investments in Securities (Cost: $7,280,382,183)		10,546,129,564
Other Assets & Liabilities, Net		(458,468,003)
Net Assets		10,087,661,561
At August 31, 2025, securities and/or cash totaling $19,029,688 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	204	12/2025	USD	23,307,000	117,540	—
U.S. Treasury 10-Year Note	3,350	12/2025	USD	376,875,000	1,092,854	—
U.S. Treasury 5-Year Note	2,540	12/2025	USD	278,050,625	1,781,190	—
U.S. Treasury Ultra Bond	642	12/2025	USD	74,833,125	49,585	—
Total					3,041,169	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(1,235)	12/2025	USD	(257,545,742)	—	(118,128)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2025, the total value of these securities amounted to $1,508,853,785, which represents 14.96% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of August 31, 2025.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2025.

(d)	Non-income producing investment.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2025.

(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2025, the total value of these securities amounted to $2,157,055, which represents 0.02% of total net assets.

(k)	Valuation based on significant unobservable inputs.
(l)	Represents a security purchased on a when-issued basis.
(m)
The stated interest rate represents the weighted average interest rate at August 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	The rate shown is the seven-day current annualized yield at August 31, 2025.
(o)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended August 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.463%
	1,205,846,182	2,243,999,669	(2,926,663,805)	(151,029)	523,031,017	106,352	36,956,141	523,187,973
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	453,948,134	—	453,948,134
Commercial Mortgage-Backed Securities - Non-Agency	—	196,696,385	—	196,696,385
Common Stocks
Communication Services	849,649,859	—	—	849,649,859
Consumer Discretionary	505,997,857	—	—	505,997,857
Consumer Staples	131,857,936	—	—	131,857,936
Energy	203,378,394	—	—	203,378,394
Financials	949,794,418	—	—	949,794,418
Health Care	657,548,036	—	—	657,548,036
Industrials	547,352,526	—	—	547,352,526
Information Technology	2,032,719,221	—	—	2,032,719,221
Materials	55,775,468	—	—	55,775,468
Real Estate	55,100,160	—	—	55,100,160
Utilities	133,235,757	—	—	133,235,757
Total Common Stocks	6,122,409,632	—	—	6,122,409,632
Corporate Bonds & Notes	—	851,689,073	—	851,689,073
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Exchange-Traded Equity Funds	185,007,555	—	—	185,007,555
Foreign Government Obligations	—	678,775	—	678,775
Residential Mortgage-Backed Securities - Agency	—	1,489,553,783	2,157,055	1,491,710,838
Residential Mortgage-Backed Securities - Non-Agency	—	685,184,902	—	685,184,902
Senior Loans	—	635,424	128,438	763,862
U.S. Treasury Obligations	—	35,009,391	—	35,009,391
Money Market Funds	523,031,017	—	—	523,031,017
Total Investments in Securities	6,830,448,204	3,713,395,867	2,285,493	10,546,129,564
Investments in Derivatives
Asset
Futures Contracts	3,041,169	—	—	3,041,169
Liability
Futures Contracts	(118,128)	—	—	(118,128)
Total	6,833,371,245	3,713,395,867	2,285,493	10,549,052,605
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Statement of Assets and Liabilities
August 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $6,757,411,479)	$10,023,098,547
Affiliated issuers (cost $522,970,704)	523,031,017
Receivable for:
Investments sold	17,597,076
Capital shares sold	4,476,309
Dividends	7,299,663
Interest	20,744,084
Foreign tax reclaims	61,248
Prepaid expenses	46,179
Deferred compensation of board members	546,448
Other assets	1,449
Total assets	10,596,902,020
Liabilities
Due to custodian	488,986
Payable for:
Investments purchased	5,773,063
Investments purchased on a delayed delivery basis	490,627,266
Capital shares redeemed	9,399,160
Variation margin for futures contracts	1,049,001
Management services fees	156,354
Distribution and/or service fees	57,673
Transfer agent fees	742,998
Compensation of board members	10,548
Other expenses	186,475
Deferred compensation of board members	748,935
Total liabilities	509,240,459
Net assets applicable to outstanding capital stock	$10,087,661,561
Represented by
Paid in capital	6,534,323,208
Total distributable earnings (loss)	3,553,338,353
Total - representing net assets applicable to outstanding capital stock	$10,087,661,561
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Statement of Assets and Liabilities (continued)
August 31, 2025
Class A
Net assets	$4,154,984,586
Shares outstanding	74,567,164
Net asset value per share	$55.72
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$59.12
Class C
Net assets	$972,780,504
Shares outstanding	17,571,453
Net asset value per share	$55.36
Institutional Class
Net assets	$3,270,095,404
Shares outstanding	58,833,354
Net asset value per share	$55.58
Institutional 2 Class
Net assets	$551,447,606
Shares outstanding	9,912,048
Net asset value per share	$55.63
Institutional 3 Class
Net assets	$900,549,201
Shares outstanding	15,975,623
Net asset value per share	$56.37
Class R
Net assets	$163,707,941
Shares outstanding	2,938,283
Net asset value per share	$55.72
Class S
Net assets	$74,096,319
Shares outstanding	1,332,866
Net asset value per share	$55.59
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Statement of Operations
Year Ended August 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$67,400,920
Dividends — affiliated issuers	36,956,141
Interest	149,079,513
Interfund lending	3,990
Foreign taxes withheld	(156,206)
Total income	253,284,358
Expenses:
Management services fees	54,423,598
Distribution and/or service fees
Class A	9,886,113
Class C	9,790,308
Class R	784,856
Transfer agent fees
Class A	3,474,579
Advisor Class	87,576
Class C	860,304
Institutional Class	2,667,260
Institutional 2 Class	279,762
Institutional 3 Class	50,885
Class R	137,909
Class S	59,553
Custodian fees	84,404
Printing and postage fees	284,108
Registration fees	264,883
Accounting services fees	46,369
Legal fees	163,221
Interest on collateral	15,390
Compensation of chief compliance officer	1,647
Compensation of board members	112,223
Deferred compensation of board members	42,500
Other	160,062
Total expenses	83,677,510
Expense reduction	(830)
Total net expenses	83,676,680
Net investment income	169,607,678
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	320,176,942
Investments — affiliated issuers	106,352
Foreign currency translations	(6,995)
Futures contracts	(24,592,380)
Net realized gain	295,683,919
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	512,221,356
Investments — affiliated issuers	(151,029)
Futures contracts	8,200,484
Net change in unrealized appreciation (depreciation)	520,270,811
Net realized and unrealized gain	815,954,730
Net increase in net assets resulting from operations	$985,562,408
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Statement of Changes in Net Assets

	Year Ended August 31, 2025	Year Ended August 31, 2024
Operations
Net investment income	$169,607,678	$166,645,092
Net realized gain	295,683,919	562,011,591
Net change in unrealized appreciation (depreciation)	520,270,811	871,006,445
Net increase in net assets resulting from operations	985,562,408	1,599,663,128
Distributions to shareholders
Net investment income and net realized gains
Class A	(281,870,095)	(63,890,210)
Advisor Class	(2,316,441)	(7,772,007)
Class C	(64,479,951)	(11,453,347)
Institutional Class	(230,759,545)	(48,432,083)
Institutional 2 Class	(37,396,285)	(8,579,191)
Institutional 3 Class	(61,214,722)	(15,463,234)
Class R	(10,829,588)	(2,195,845)
Class S	(5,347,716)	—
Total distributions to shareholders	(694,214,343)	(157,785,917)
Increase in net assets from capital stock activity	134,354,934	250,004,706
Total increase in net assets	425,702,999	1,691,881,917
Net assets at beginning of year	9,661,958,562	7,970,076,645
Net assets at end of year	$10,087,661,561	$9,661,958,562
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	August 31, 2025		August 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	8,328,003	440,242,758	11,895,493	583,528,143
Distributions reinvested	5,133,355	270,312,499	1,257,867	61,115,591
Shares redeemed	(12,156,618)	(640,892,025)	(10,864,020)	(533,856,758)
Net increase	1,304,740	69,663,232	2,289,340	110,786,976
Advisor Class
Shares sold	340,381	18,653,875	1,747,432	86,631,508
Distributions reinvested	42,589	2,315,990	158,313	7,770,191
Shares redeemed	(8,432,138)	(467,087,773)	(1,362,287)	(67,851,351)
Net increase (decrease)	(8,049,168)	(446,117,908)	543,458	26,550,348
Class C
Shares sold	3,088,487	162,399,003	4,033,982	196,039,524
Distributions reinvested	1,197,160	62,791,935	231,821	11,143,123
Shares redeemed	(6,104,063)	(320,245,154)	(8,025,125)	(391,561,391)
Net decrease	(1,818,416)	(95,054,216)	(3,759,322)	(184,378,744)
Institutional Class
Shares sold	17,838,152	956,318,205	12,001,668	587,567,583
Distributions reinvested	3,773,192	198,004,593	846,607	41,061,796
Shares redeemed	(13,683,870)	(718,109,488)	(8,335,215)	(406,655,217)
Net increase	7,927,474	436,213,310	4,513,060	221,974,162
Institutional 2 Class
Shares sold	2,438,664	129,720,888	2,673,155	132,001,477
Distributions reinvested	711,435	37,364,303	176,733	8,576,907
Shares redeemed	(2,252,719)	(118,805,529)	(2,034,198)	(98,703,030)
Net increase	897,380	48,279,662	815,690	41,875,354
Institutional 3 Class
Shares sold	3,403,213	180,856,454	2,865,734	142,852,545
Distributions reinvested	1,035,176	55,070,871	287,722	14,125,249
Shares redeemed	(3,467,457)	(185,066,227)	(2,644,451)	(132,123,689)
Net increase	970,932	50,861,098	509,005	24,854,105
Class R
Shares sold	439,888	23,145,548	558,000	27,782,637
Distributions reinvested	201,820	10,634,234	44,380	2,156,426
Shares redeemed	(671,160)	(35,435,873)	(430,993)	(21,596,558)
Net increase (decrease)	(29,452)	(1,656,091)	171,387	8,342,505
Class S
Shares sold	1,530,627	82,599,968	—	—
Distributions reinvested	102,038	5,347,716	—	—
Shares redeemed	(299,799)	(15,781,837)	—	—
Net increase	1,332,866	72,165,847	—	—
Total net increase	2,536,356	134,354,934	5,082,618	250,004,706
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 8/31/2025	$54.10	0.90	4.57	5.47	(0.95)	(2.90)	(3.85)
Year Ended 8/31/2024	$45.94	0.93	8.12	9.05	(0.89)	—	(0.89)
Year Ended 8/31/2023	$43.97	0.71	3.46	4.17	(0.64)	(1.56)	(2.20)
Year Ended 8/31/2022	$54.93	0.40	(6.73)	(6.33)	(0.34)	(4.29)	(4.63)
Year Ended 8/31/2021	$47.73	0.36	9.19	9.55	(0.37)	(1.98)	(2.35)
Class C
Year Ended 8/31/2025	$53.77	0.50	4.55	5.05	(0.56)	(2.90)	(3.46)
Year Ended 8/31/2024	$45.67	0.56	8.07	8.63	(0.53)	—	(0.53)
Year Ended 8/31/2023	$43.72	0.38	3.44	3.82	(0.31)	(1.56)	(1.87)
Year Ended 8/31/2022	$54.68	0.03	(6.69)	(6.66)	(0.01)	(4.29)	(4.30)
Year Ended 8/31/2021	$47.56	(0.02)	9.16	9.14	(0.04)	(1.98)	(2.02)
Institutional Class
Year Ended 8/31/2025	$53.98	1.03	4.55	5.58	(1.08)	(2.90)	(3.98)
Year Ended 8/31/2024	$45.83	1.05	8.11	9.16	(1.01)	—	(1.01)
Year Ended 8/31/2023	$43.87	0.81	3.45	4.26	(0.74)	(1.56)	(2.30)
Year Ended 8/31/2022	$54.83	0.52	(6.72)	(6.20)	(0.47)	(4.29)	(4.76)
Year Ended 8/31/2021	$47.65	0.48	9.17	9.65	(0.49)	(1.98)	(2.47)
Institutional 2 Class
Year Ended 8/31/2025	$54.02	1.05	4.56	5.61	(1.10)	(2.90)	(4.00)
Year Ended 8/31/2024	$45.87	1.07	8.10	9.17	(1.02)	—	(1.02)
Year Ended 8/31/2023	$43.91	0.83	3.45	4.28	(0.76)	(1.56)	(2.32)
Year Ended 8/31/2022	$54.87	0.53	(6.71)	(6.18)	(0.49)	(4.29)	(4.78)
Year Ended 8/31/2021	$47.68	0.50	9.18	9.68	(0.51)	(1.98)	(2.49)
Institutional 3 Class
Year Ended 8/31/2025	$54.69	1.09	4.61	5.70	(1.12)	(2.90)	(4.02)
Year Ended 8/31/2024	$46.42	1.11	8.21	9.32	(1.05)	—	(1.05)
Year Ended 8/31/2023	$44.41	0.86	3.49	4.35	(0.78)	(1.56)	(2.34)
Year Ended 8/31/2022	$55.44	0.57	(6.79)	(6.22)	(0.52)	(4.29)	(4.81)
Year Ended 8/31/2021	$48.15	0.53	9.27	9.80	(0.53)	(1.98)	(2.51)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 8/31/2025	$55.72	10.61%	0.91% (c)	0.91% (c),(d)	1.71%	160%	$4,154,985
Year Ended 8/31/2024	$54.10	19.93%	0.92% (c)	0.92% (c),(d)	1.90%	200%	$3,963,580
Year Ended 8/31/2023	$45.94	9.99%	0.93% (c)	0.93% (c),(d)	1.64%	171%	$3,260,575
Year Ended 8/31/2022	$43.97	(12.57% )	0.92% (c),(e)	0.92% (c),(d),(e)	0.81%	121%	$3,085,213
Year Ended 8/31/2021	$54.93	20.72%	0.93% (c)	0.93% (c),(d)	0.71%	124%	$3,553,866
Class C
Year Ended 8/31/2025	$55.36	9.79%	1.66% (c)	1.66% (c),(d)	0.96%	160%	$972,781
Year Ended 8/31/2024	$53.77	19.03%	1.67% (c)	1.67% (c),(d)	1.14%	200%	$1,042,623
Year Ended 8/31/2023	$45.67	9.18%	1.68% (c)	1.68% (c),(d)	0.88%	171%	$1,057,268
Year Ended 8/31/2022	$43.72	(13.23% )	1.67% (c),(e)	1.67% (c),(d),(e)	0.05%	121%	$1,224,470
Year Ended 8/31/2021	$54.68	19.82%	1.68% (c)	1.68% (c),(d)	(0.04% )	124%	$1,616,952
Institutional Class
Year Ended 8/31/2025	$55.58	10.87%	0.66% (c)	0.66% (c),(d)	1.96%	160%	$3,270,095
Year Ended 8/31/2024	$53.98	20.25%	0.67% (c)	0.67% (c),(d)	2.15%	200%	$2,747,696
Year Ended 8/31/2023	$45.83	10.27%	0.68% (c)	0.68% (c),(d)	1.89%	171%	$2,126,401
Year Ended 8/31/2022	$43.87	(12.36% )	0.67% (c),(e)	0.67% (c),(d),(e)	1.06%	121%	$2,100,254
Year Ended 8/31/2021	$54.83	21.01%	0.68% (c)	0.68% (c),(d)	0.96%	124%	$2,458,182
Institutional 2 Class
Year Ended 8/31/2025	$55.63	10.92%	0.63% (c)	0.63% (c)	1.99%	160%	$551,448
Year Ended 8/31/2024	$54.02	20.27%	0.64% (c)	0.64% (c)	2.18%	200%	$486,989
Year Ended 8/31/2023	$45.87	10.30%	0.64% (c)	0.64% (c)	1.93%	171%	$376,116
Year Ended 8/31/2022	$43.91	(12.32% )	0.64% (c),(e)	0.64% (c),(e)	1.09%	121%	$333,148
Year Ended 8/31/2021	$54.87	21.07%	0.64% (c)	0.64% (c)	1.00%	124%	$447,431
Institutional 3 Class
Year Ended 8/31/2025	$56.37	10.97%	0.58% (c)	0.58% (c)	2.04%	160%	$900,549
Year Ended 8/31/2024	$54.69	20.35%	0.59% (c)	0.59% (c)	2.23%	200%	$820,549
Year Ended 8/31/2023	$46.42	10.35%	0.60% (c)	0.60% (c)	1.98%	171%	$672,955
Year Ended 8/31/2022	$44.41	(12.27% )	0.59% (c),(e)	0.59% (c),(e)	1.15%	121%	$650,889
Year Ended 8/31/2021	$55.44	21.13%	0.59% (c)	0.59% (c)	1.05%	124%	$723,074
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 8/31/2025	$54.10	0.77	4.57	5.34	(0.82)	(2.90)	(3.72)
Year Ended 8/31/2024	$45.94	0.81	8.12	8.93	(0.77)	—	(0.77)
Year Ended 8/31/2023	$43.97	0.60	3.46	4.06	(0.53)	(1.56)	(2.09)
Year Ended 8/31/2022	$54.92	0.27	(6.71)	(6.44)	(0.22)	(4.29)	(4.51)
Year Ended 8/31/2021	$47.73	0.23	9.18	9.41	(0.24)	(1.98)	(2.22)
Class S
Year Ended 8/31/2025(f)	$54.06	0.93	4.29	5.22	(0.79)	(2.90)	(3.69)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 8/31/2025	$55.72	10.34%	1.16% (c)	1.16% (c),(d)	1.46%	160%	$163,708
Year Ended 8/31/2024	$54.10	19.63%	1.17% (c)	1.17% (c),(d)	1.65%	200%	$160,541
Year Ended 8/31/2023	$45.94	9.72%	1.18% (c)	1.18% (c),(d)	1.39%	171%	$128,460
Year Ended 8/31/2022	$43.97	(12.78% )	1.17% (c),(e)	1.17% (c),(d),(e)	0.56%	121%	$114,174
Year Ended 8/31/2021	$54.92	20.40%	1.18% (c)	1.18% (c),(d)	0.47%	124%	$143,562
Class S
Year Ended 8/31/2025 (f)	$55.59	10.12%	0.67% (c)	0.67% (c)	1.97%	160%	$74,096
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2025

Notes to Financial Statements
August 31, 2025
Note 1. Organization
Columbia Balanced Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.

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Notes to Financial Statements (continued)
August 31, 2025
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
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Notes to Financial Statements (continued)
August 31, 2025
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker

Columbia Balanced Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement
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Notes to Financial Statements (continued)
August 31, 2025
of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2025:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	3,041,169 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	118,128 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended August 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(24,592,380)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	8,200,484
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended August 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,025,515,011
Futures contracts — short	62,617,089

Columbia Balanced Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage
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Notes to Financial Statements (continued)
August 31, 2025
dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

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Notes to Financial Statements (continued)
August 31, 2025
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
Columbia Balanced Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.5075% as the Fund’s net assets increase. The effective management services fee rate for the year ended August 31, 2025 was 0.5636% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.

Columbia Balanced Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
For the year ended August 31, 2025, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.02 (a)
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class R	0.09
Class S	0.09 (b)

(a)	Unannualized.
(b)	Annualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended August 31, 2025, these minimum account balance fees reduced total expenses of the Fund by $830.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended August 31, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	3,610,376
Class C	—	1.00 (b)	89,249

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Balanced Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2025 through December 31, 2025 (%)	Prior to January 1, 2025 (%)
Class A	1.06	1.03
Class C	1.81	1.78
Institutional Class	0.81	0.78
Institutional 2 Class	0.78	0.75
Institutional 3 Class	0.73	0.70
Class R	1.31	1.28
Class S	0.81	0.78
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, tax straddles, principal and/or interest from fixed income securities, defaulted securities/troubled debt, trustees’ deferred compensation, foreign currency transactions and earnings and profits distributed to shareholders on the redemption of shares. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
512,983	(13,081,983)	12,569,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.

Columbia Balanced Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2025			Year Ended August 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
176,073,760	518,140,583	694,214,343	157,785,917	—	157,785,917
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At August 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
32,610,004	282,855,609	—	3,238,621,675
At August 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
7,310,430,930	3,309,175,571	(70,553,896)	3,238,621,675
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $15,521,781,979 and $15,911,036,505, respectively, for the year ended August 31, 2025, of which $11,772,388,501 and $11,463,510,759, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Balanced Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended August 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	2,450,000	4.93	12
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended August 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s NAV may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.

Columbia Balanced Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Shareholder concentration risk
At August 31, 2025, affiliated shareholders of record owned 37.4% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Fund approved a custody agreement with State Street Bank and Trust Company (State Street). The transition of custody services to State Street is expected to be completed by December, 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-administration services to the Fund, including fund accounting and financial reporting services.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Balanced Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Balanced Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Balanced Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 24, 2025
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.

Columbia Balanced Fund  | 2025

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended August 31, 2025. Shareholders will be notified in early 2026 of the amounts for use in preparing 2025 income tax returns.
Qualified dividend income	Dividends received deduction	Capital gain dividend
38.21%	33.47%	$310,616,039
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Columbia Balanced Fund  | 2025

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Balanced Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

Columbia Balanced Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
Columbia Balanced Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that managemet fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Balanced Fund  | 2025

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Columbia Balanced Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN120_08_R01_(10/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	October 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	October 24, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Financial Officer, Chief Accounting
Officer and Principal Financial Officer

Date	October 24, 2025